UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

ANNUAL REPORT
October 31, 2013

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

Each a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	9
Schedules of Investments	17
Statements of Assets and Liabilities	51
Statements of Operations	53
Statements of Changes in Net Assets	55
Financial Highlights	63
Notes to Financial Statements	76
Report of Independent Registered Public Accounting Firm	92
Supplemental Information	93
Expense Example	104

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, EP Strategic US Equity Fund and EuroPac Gold Fund (collectively referred to as “Funds”) with respect to the period November 1, 2012 through October 31, 2013.

Market Overview
Fiscal year 2013 was a favorable year for US and developed market equities, while bonds, commodities, emerging markets and foreign currencies performed poorly.  Gold had a particularly poor performance in 2013.

Figure 1. Asset Class Performance from November 1, 2013 through October 31, 2013

Source: Bloomberg, 2013

Performance of the markets in 2013 can mostly be tied back to views of an improving US economy and the resulting need for the Federal Reserve to tighten monetary policy. Following the large equity market correction in September of 2011 and the anemic global growth the following year, the world’s central banks set off on a campaign of unprecedented monetary stimulus in the third and fourth quarters of 2012. The Federal Reserve, European Central Bank, Bank of Japan and Bank of England all expanded their balance sheets. In addition, several other central banks around the world reduced short-term interest rates to near all-time lows. This stimulus pushed liquidity into the markets, helping to reduce volatility in risk assets and improve investor sentiment - interest rates also fell near all-time lows in May of 2013.  This downward pressure on interest rates caused growth in developed markets to improve in credit sensitive sectors of the economy. Broad based growth appeared to be improving, triggering a large rotation out of bonds and other safe haven assets, such as precious metals, into more risky products like economically sensitive equities. Investor sentiment has dramatically improved, and now many believe that the improvement in global growth can continue despite the Federal Reserve’s intention to begin tightening monetary policy, which arguably would cause long-term interest rates to rise once again. However the improvement in growth, in our opinion, is a product of the easy monetary policy its downward pressure on interest rates in the first place. We believe that economic growth is at risk if monetary policy now begins to tighten, as rising interest rates could choke off the recovery we’ve seen in credit sensitive sectors of the economy. While the euphoric rotation from international equities, bonds and commodities, into US stocks has negatively impacted the performance of several of our Funds, we believe this effect will reverse once investors see that the improvement in growth in 2013 was being driven by easy monetary policy. Valuations in our focus markets are looking more attractive than ever versus the S&P 500. The S&P 500 is now trading at 15.3x forward twelve-month expected earnings per share which is in-line with its previous valuation peak in May of 2007, while the MSCI All Country Index Ex-US is trading at 12.9x forward twelve-month expected earnings per share (9.7% below its previous valuation peak of October 2007) and the MSCI Emerging Markets Index is trading at only 10.4x forward twelve-month expected earnings per share (30% below its previous valuation peak of October 2007) (Source: Bloomberg, 2013). Given these characteristics, we believe the outlook for Euro Pacific Funds in 2014 is attractive.

EuroPac International Value Fund
The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. Because of the Advisor’s approach of buying in countries it views as having the best fundamentals, the Fund will typically be underweight the United Kingdom and Western Europe. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2013, the International Value Fund returned 2.14% without the maximum sales load and -2.42% including the maximum sales load, which compares unfavorably to the Morgan Stanley Capital International All Country World Index (MSCI ACWI) excluding US return of 20.76%. During the period, the negative performance of the fund was driven by its overweight allocation to precious metals and other commodities, and underweight allocation to financials. This negative impact of sector allocation was somewhat offset by superior security selection. We believe the underperformance will unwind in 2014 when global growth slows and investors see that easy monetary policy will remain much longer than expected, which should be positive for performance of precious metals versus financials.

EuroPac International Bond Fund
The EuroPac International Bond Fund attempts to preserve capital and provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2013, the International Bond Fund returned -1.53% without the maximum sales load and -5.97% including the maximum sales load, which compared favorably to the Citigroup Non-USD World Government Bond Index (WGBI) at -3.75%. The Fund finished favorably versus its benchmark due to its relatively low interest rate risk and enhanced yield from effective security selection. While many analysts have been recommending investors avoid bonds due to the expectation for rising rates, we believe the International Bond Fund is well positioned with relatively low interest rate risk and an attractive yield. In 2013, the fund was mostly impacted by a decline in foreign currencies, yet we expect these declines to reverse over the long-run and remain committed to investing in the countries we view as having the best fundamentals versus their peers.

EuroPac Hard Asset Fund
The EuroPac Hard Asset Fund attempts to provide capital appreciation and protection against inflation over a long-term investment horizon by selectively investing in hard asset securities and currencies that the team believes have the greatest potential for appreciation versus the US Dollar. As a secondary objective, the fund seeks to generate a stream of income from dividends and interest. The EuroPac Hard Asset Fund uses a top-down approach to select allocations to various hard assets it views as having the best potential for protection against inflation and long-term appreciation versus the Dollar. These hard assets include gold and silver, gold and silver miners, energy, agriculture and industrial metals and miners in foreign currencies.

In fiscal year 2013, the EuroPac Hard Asset Fund returned -16.55% without the maximum sales load and -20.32% including the maximum sales load, which compared unfavorably to the Standard & Poor’s Global Natural Resources Sector Index’s 1.95%. During the period, the fund was negatively impacted by its overweight allocation to precious metals, which significantly underperformed other commodities. We believe that the bull market in precious metals is not over, and that it has only temporarily been impacted by improving sentiment for global growth on the part of investors. We expect the performance of this fund to improve in 2014 as investors become more constructive on the precious metals sector.

EP Strategic US Equity Fund
The EP Strategic US Equity Fund aims to provide capital appreciation and income over a long-term investment horizon by primarily investing in US-domiciled companies that the fund managers believe may benefit from increasing international sales in overseas markets. The fund has a value oriented focus and strives to find companies with defensible business models, solid balance sheets, stable and growing free cash flow, and that return excess cash to shareholders. Identifying high quality management teams is a top priority.

In fiscal year 2013, the EP Strategic US Equity Fund returned 6.53% without the maximum sales load and 1.72% including the maximum sales load. This performance compared unfavorably to the S&P 500 Index (SPX) at 27.18%. The fund underperformed versus its benchmark primarily due to an underweight position in financials and an overweight position in precious metals. Looking forward, we believe the rationale for our allocations remains intact and these performance detractors will reverse in 2014. We expect the performance of this fund to improve in 2014 as investors become more constructive on precious metals.

EP China Fund
The EP China Fund uses a value oriented strategy with a long term focus on financially sound, stable but growing, dividend paying Chinese companies. The Fund believes that China will continue to grow faster over the long term than many developed countries due to the emerging middle class, strong consumer balance sheets, a fiscally conservative government and ongoing market deregulation. Seeking to benefit from these trends, the Fund is focused exclusively on finding those companies best positioned to benefit from the underlying fundamental strength in China. In the Advisor’s quest to generate attractive returns and limit downside risk for shareholders, the Advisor balances the strong growth outlook for many Chinese companies with valuation and the company’s ability and willingness to pay dividends.

In fiscal year 2013, the EP China Fund returned 21.01% without the maximum sales load and 15.61% including the maximum sales load versus the Morgan Stanley Capital International China Index’s 9.28%. The Fund outperformed its benchmark due to sector allocation and security selection.  The Fund continues to be overweight the consumer, healthcare and technology sectors while being underweight property, banks, materials and energy.  We expect economic growth to continue to slow in 2014 as the Chinese economy rebalances away from government spending towards a more consumer based economy.  Investors will weigh the slowdown against attractive valuations and an ambitious reform package that was recently introduced by the new Chinese government.  We believe the equity market will respond positively to the implementation of the reform package, but the weaker economic growth will create volatility throughout the year.  However, our overall view is that the equity market will be stronger in 2014 given attractive valuations and our positive view of the reform package.

EP Asia Small Companies Fund
The EP Asia Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2013, the EP Asia Small Companies Fund returned 16.92% without the maximum sales load and 11.69% including the maximum sales load versus the Morgan Stanley Capital International All Country Asia Ex-Japan Small Cap Index’s 14.67%. The performance of the EP Asia Small Company Fund should be looked at pre-Ben Bernanke taper speech (late May 2013) and post-Ben Bernanke taper speech.  Early in the year, the South East Asian economies were strong outperformers with many of the indexes hitting all-time highs.  As investors focused on a tighter global liquidity environment, those countries that rely on looser money (Indonesia, Thailand and India) were sold off aggressively throughout the summer.  Most emerging markets suffered as the US dollar rallied and investors looked at back to the 90’s when the Asian Financial Crisis ravaged many of the smaller economies in Asia.  The environment now is very different from 1996/97.  However, governments have been too slow and ineffective to react to the change in US monetary policy.  We recognized this change and rebalanced the Fund toward more developed Asia – South Korea, Taiwan, Hong Kong and China.  However, we expect the volatility created by the change in US monetary policy to create many attractive investment opportunities in Indonesia and Thailand, which we expect to take advantage of in 2014.

EP Latin America Fund
The EP Latin America Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings.

Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2013, the EP Latin America Fund returned 7.65% without the maximum sales load and 2.78% including the maximum sales load versus the Morgan Stanley Capital International Emerging Market Latin America Index’s -5.31%. The fund significantly outperformed the MSCI Latin America Index due to both country and security selection.  During this period, the fund was overweight Mexican and Colombian equities and underweight Brazilian equities.  While growth rates in Mexico have been below expectations in 2013, we anticipate a meaningful recovery in 2014.  We expect the government to continue implementing its aggressive reform schedule which we consider a historical precedent.  The Brazilian markets also faced challenges in 2013, including disappointing growth, high inflation, and a widening current account deficit.  We expect these challenges to continue into 2014.  Irrespective of our country outlook we remain focused on investing in high free cash flow businesses that demonstrate improving fundamentals.  We maintain several overweight selections in Brazil, despite our negative country view.

EuroPac Gold Fund
The Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of gold companies located in Europe and the Pacific Rim. The Fund’s sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold. The Fund will concentrate its investments in companies engaged in the gold sector. The Fund will invest in large-, mid-, and small capitalization companies that are considered by the Fund’s sub-advisor to be attractively valued, as well as companies that provide services to the gold and precious metals industries such as drilling companies.

During the period July 19, 2013 through October 31, 2013, the EuroPac Gold Fund returned
-4.50% without the maximum sales load and -8.79% including the maximum sales load versus the Philadelphia Gold & Silver Index’s 0.65%. The Fund has underperformed its benchmark over a relatively short period of time, and we expect the returns to improve after more time has passed and value emerges from the Fund’s security selection process.

Summary
Looking back on the year, investor caution turned to euphoria due the positive effects of unprecedented monetary stimulus on credit sensitive sectors of developed market economies. Now, investors believe that monetary policy can tighten while global growth can continue. We do not believe this is the case, and feel that while the transition in sentiment will cause volatility, investors will increasingly cut back expectations for tighter monetary policy over the course of 2014. This should, in our opinion be positive for precious metals and other select commodities, while negative for many developed market economies that the Euro Pacific Funds remain underweight. While markets will go through short-term shifts in sentiment, we continue to believe that it is becoming increasingly clear for investors that overweight exposure to countries that run trade deficits, budget deficits and high levels of debt, is not optimal. In our opinion, this trend will continue to impact investor analysis and selectivity at the country and currency allocation level. We are pleased with the strategies within the Euro Pacific Funds, as we believe they are positioned to benefit from the continued emergence of this trend. We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA
Managing Member, Portfolio Manager
Euro Pacific Asset Management, LLC

Foreign investments present additional risk due to currency fluctuations, which means the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified.

Small, and mid cap stocks are subject to substantial risks such as market, business, size volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to fall out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

The Funds may be susceptible to government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

EuroPac International Value Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index and MSCI World Ex USA Value Index.  Effective July 16, 2013, the Fund’s performance benchmark changed to the MSCI AC World Ex USA Value Index.  The MSCI AC World EX USA Value Index is a better performance benchmark for comparison to the Fund because it includes the performance of both developed and emerging markets excluding the U.S. based companies while MSCI World EX USA Value Index only measures the equity market performance of developed markets, excluding the United States.  Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies.  The MSCI World Ex USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.  These indices do not reflect expenses, fees or sales charge, which would lower performance.  The indices are unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	3 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	2.14%	4.98%	2.65%
Class I²	2.38%	5.75%	2.90%
After deducting maximum sales charge
Class A¹	-2.42%	0.08%	1.34%
MSCI AC World Ex USA Value Index	20.76%	5.94%	5.65%
MSCI World Ex USA Value Index	26.12%	7.96%	6.94%

*	Class A shares commenced operations on 4/7/10 and Class I shares commenced operations on 7/16/13.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 1.98% and 1.75% respectively, and for Class I shares are 1.73% and 1.50% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower. The contractual fee waivers for Class A shares and Class I shares are in effect through March 1, 2014 and March 1, 2015 respectively.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac International Bond Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD and the Citigroup Non USD World Government Bond Index.  Effective July 16, 2013, the Fund’s performance benchmark is the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD.  This index is considered an appropriate broad-based securities market index.  Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets.  The Citigroup Non USD World Government Bond Index is an index of fixed rate government bonds with a maturity of one year or longer and amounts outstanding of at least U.S. $25 million.   These indices do not reflect expenses, fees or sales charge, which would lower performance.  The indices are unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	2 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	-1.53%	-0.23%	2.05%
Class I²	-1.37%	0.44%	2.28%
After deducting maximum sales charge
Class A¹	-5.97%	-2.06%	0.48%
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	-4.42%	-1.42%	1.21%
Citigroup Non USD World Government Bond Index	-3.75%	-1.14%	1.31%

*	Class A shares commenced operations on 11/15/10 and Class I shares commenced operations on 7/16/13.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 1.43% and 1.15% respectively, and for Class I shares are 1.18% and 0.90% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers for Class A shares and Class I shares are in effect through March 1, 2014 and March 1, 2015 respectively.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac Hard Asset Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P Global Natural Resources Sector Index.  Results include the reinvestment of all dividends and capital gains.

The S&P Global Natural Resources Sector Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals & Mining.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	Since Inception*
Before deducting maximum sales charge
Class A¹	-16.55%	-8.11%
Class I²	-16.30%	-7.86%
After deducting maximum sales charge
Class A¹	-20.32%	-9.90%
S&P Global Natural Resources Sector Index	1.95%	-5.08%

*	Class A shares commenced operations on 6/30/11 and Class I shares commenced operations on 7/16/13.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 2.53% and 1.82% respectively, and for Class I shares are 2.28% and 1.57% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers for Class A shares and Class I shares are in effect through March 1, 2014 and March 1, 2015 respectively.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac Gold Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index.  Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged, not available for investment.

Total Returns as of October 31, 2013	1 Month	Since Inception* (7/19/13)
Before deducting maximum sales charge
Class A¹	-2.45%	-4.50%
After deducting maximum sales charge
Class A¹	-6.83%	-8.79%
Philadelphia Gold & Silver Index	1.92%	0.65%

*	Cumulative
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 1.99% and 1.52% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect through March 1, 2015.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP China Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) China Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family.  The MSCI China Index is part of the MSCI Emerging Markets Index.  This index does not reflect expenses, fees or sales charge, which would lower performance.   The index is unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	3 Years	Since Inception (7/31/09)
Before deducting maximum sales charge
Class A¹	21.01%	-4.26%	7.47%
After deducting maximum sales charge
Class A¹	15.61%	-2.95%	6.31%
MSCI China Index	9.28%	-0.22%	3.19%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 2.26% and 1.75% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect through March 1, 2014.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Asia Small Companies Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI All Country Asia Ex-Japan Small Cap Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI All Country Asia Ex-Japan Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.  The Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	2 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	16.92%	22.53%	8.05%
Class I²	17.31%	22.88%	8.36%
After deducting maximum sales charge
Class A¹	11.69%	19.76%	6.37%
MSCI All Country Asia Ex-Japan Small Cap Index	14.67%	9.03%	0.43%

*	Class A shares commenced operations on 11/30/10 and Class I shares commenced operations on 7/16/13.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 2.62% and 1.75% respectively, and for Class I shares are 2.37% and 1.50% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers for Class A shares and Class I shares are in effect through March 1, 2014 and March 1, 2015 respectively.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Latin America Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A Shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI EM Latin America Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI EM Latin America Index is free float-adjusted market Index that is designed to measure the equity market performance emerging markets in Latin America.  This index does not reflect expenses, fees or sales charge, which would lower performance.   The index is unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	Since Inception*
Before deducting maximum sales charge
Class A¹	7.65%	4.43%
Class I²	7.84%	4.65%
After deducting maximum sales charge
Class A¹	2.78%	2.05%
MSCI EM Latin America Index	-5.31%	- 4.05%

*	Class A shares commenced operations on 11/1/11 and Class I shares commenced operations on 7/16/13.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 3.91% and 1.75% respectively, and for Class I shares are 3.66% and 1.50% respectively, which are the amounts stated in the current prospectus as of the date of this report.   The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers for Class A shares and Class I shares are in effect through March 1, 2014 and March 1, 2015 respectively.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Strategic US Equity Fund
FUND PERFORMANCE at October 31, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P 500® Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged, not available for investment.

Average Annual Total Returns as of October 31, 2013	1 Year	Since Inception (3/1/12)
Before deducting maximum sales charge
Class A¹	6.53%	5.18%
After deducting maximum sales charge
Class A¹	1.72%	2.33%
S&P 500® Index	27.18%	18.39%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current Performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851 or visiting www.europacificfunds.com.

Gross and net expense ratios for Class A shares are 6.42% and 1.29% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect through March 1, 2014.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 91.7%
	AUSTRALIA – 7.5%
30,590	BHP Billiton Ltd.	$1,088,865
939,837	CFS Retail Property Trust - REIT	1,838,811
177,224	Newcrest Mining Ltd.	1,725,338
57,843	Origin Energy Ltd.	799,852
26,405	Woolworths Ltd.	871,016
		6,323,882

	BRAZIL – 4.8%
217,838	Cia Energetica de Minas Gerais - ADR	1,954,007
93,000	Telefonica Brasil S.A. - ADR	2,062,740
		4,016,747

	CANADA – 14.9%
24,400	Alamos Gold, Inc.	388,687
42,402	ARC Resources Ltd.	1,125,623
88,200	Barrick Gold Corp.	1,710,198
70,000	Goldcorp, Inc.	1,780,100
285,800	Kinross Gold Corp.	1,449,006
294,100	Major Drilling Group International, Inc.	2,318,502
36,550	Peyto Exploration & Development Corp.	1,101,372
180,700	Precision Drilling Corp.	1,911,500
70,490	Yamana Gold, Inc. (Canada)	699,966
		12,484,954

	CHILE – 1.2%
1,544,742	Aguas Andinas S.A. - A Shares	1,042,162

	CHINA – 0.7%
202,000	China Shenhua Energy Co., Ltd. - H Shares	614,885

	COLOMBIA – 1.6%
63,800	Pacific Rubiales Energy Corp.	1,319,810

	FINLAND – 3.4%
127,000	Fortum OYJ	2,827,970

	GERMANY – 2.8%
50,800	Metro A.G.	2,382,048

	HONG KONG – 1.1%
90,500	China Mobile Ltd.	950,174

	INDIA – 1.4%
30,800	ICICI Bank Ltd. - ADR	1,149,456

	JAPAN – 11.5%
90,200	Asahi Group Holdings Ltd.	2,430,896
401,000	Isuzu Motors Ltd.	2,479,487
215,000	ITOCHU Corp.	2,575,714
23,000	JGC Corp.	875,979

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
49,000	SCSK Corp.	$1,237,334
		9,599,410

	MALAYSIA – 2.3%
628,747	Malayan Banking Bhd	1,944,661

	NETHERLANDS – 3.2%
79,905	Royal Dutch Shell PLC - A Shares	2,665,127

	NEW ZEALAND – 4.0%
846,152	Kiwi Income Property Trust - REIT	765,290
1,318,910	Telecom Corp. of New Zealand Ltd.	2,560,038
		3,325,328

	NORWAY – 11.0%
163,832	Atea ASA	1,816,350
22,850	Fred Olsen Energy ASA	962,271
30,169	Leroey Seafood Group ASA	937,539
955,600	Marine Harvest ASA	1,120,439
65,610	Statoil ASA	1,553,982
84,800	Telenor ASA	2,036,989
19,110	Yara International ASA	824,994
		9,252,564

	SINGAPORE – 7.7%
1,769,000	Ascendas India Trust	911,415
5,642,000	Golden Agri-Resources Ltd.	2,725,165
911,000	Singapore Telecommunications Ltd.	2,772,163
		6,408,743

	SWEDEN – 1.8%
73,287	Saab A.B. - B Shares	1,470,241

	SWITZERLAND – 3.9%
16,875	Nestle S.A.	1,218,110
2,173	Syngenta A.G.	877,677
4,629	Valora Holding A.G.	1,142,201
		3,237,988

	THAILAND – 4.2%
180,000	PTT PCL	1,833,253
3,873,000	Thai Beverage PCL	1,699,231
		3,532,484

	UNITED KINGDOM – 2.7%
23,000	AstraZeneca PLC - ADR	1,215,780

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
172,000	Tesco PLC	$1,004,367
		2,220,147

	TOTAL COMMON STOCKS (Cost $73,806,551)	76,768,781

Principal Amount

	SHORT-TERM INVESTMENTS – 8.2%
$6,901,354	UMB Money Market Fiduciary, 0.010%1	6,901,354

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,901,354)	6,901,354

	TOTAL INVESTMENTS – 99.9% (Cost $80,707,905)	83,670,135
	Other Assets in Excess of Liabilities – 0.1%	108,225

	TOTAL NET ASSETS – 100.0%	$83,778,360

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	18.6%
Energy	15.6%
Basic Materials	15.4%
Communications	14.6%
Utilities	7.9%
Financial	7.9%
Consumer, Cyclical	7.4%
Industrial	2.8%
Technology	1.5%
Total Common Stocks	91.7%
Short-Term Investments	8.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Principal Amount6		Value

	FIXED INCOME SECURITIES – 92.5%
	AUSTRALIA – 12.2%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,215,294
1,500,000	CFS Retail Property Trust 5.075%, 8/21/20141	1,448,251
	Queensland Treasury Corp.
5,000,000	6.000%, 6/14/2021	5,283,965
1,500,000	5.750%, 7/22/2024	1,517,414
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,095,819
		10,560,743

	BRAZIL – 0.6%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2016	475,404

	CANADA – 4.5%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20222	997,411
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	482,380
1,750,000	Province of Ontario Canada 1.900%, 9/8/2017	1,682,531
715,000	Sherritt International Corp. 7.750%, 10/15/20152	709,720
		3,872,042

	CAYMAN ISLANDS – 2.5%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,196,232

	CHILE – 6.9%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	1,099,785
	Bonos del Banco Central de Chile en Pesos
250,000,000	6.000%, 1/1/2014	498,836
700,000,000	6.000%, 3/1/2022	1,479,277
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,755,022
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,191,098
		6,024,018

	FINLAND – 3.0%
8,500,000	Amer Sports OYJ 3.959%, 4/13/20163	1,344,367

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	FINLAND (Continued)
1,600,000	Nordic Investment Bank 4.125%, 3/19/2020	$1,266,177
		2,610,544

	GERMANY – 4.4%
	KFW
14,500,000	5.000%, 5/22/2019	2,713,254
7,000,000	3.500%, 1/22/2021	1,136,743
		3,849,997

	INDIA – 1.4%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/20492, 3	1,233,029

	MALAYSIA – 4.5%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	633,190
10,000,000	4.160%, 7/15/2021	3,277,523
		3,910,713

	MEXICO – 6.2%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,661,122
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,258,619
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/20202	494,800
		5,414,541

	NEW ZEALAND – 11.3%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/2014	351,586
650,000	Fletcher Building Ltd. 8.500%, 3/15/2015	560,043
7,300,000	New Zealand Local Government Funding Agency 5.000%, 3/15/2019	6,072,645
1,750,000	TCNZ Finance Ltd. 5.250%, 10/25/2019	1,406,852
1,600,000	Transpower Finance Ltd. 7.190%, 11/12/2019	1,435,747
		9,826,873

	NORWAY – 9.0%
7,000,000	Austevoll Seafood ASA 5.780%, 10/15/20183	1,222,892

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	$1,252,348
2,000,000	Eksportfinans ASA 2.875%, 11/16/2016	2,199,692
6,000,000	Fred Olsen Energy A.S.A. 5.960%, 5/12/20163	1,053,233
6,000,000	Kommunalbanken AS 2.875%, 5/16/2017	1,027,834
5,000,000	Marine Harvest ASA 5.230%, 3/12/20182, 3	841,578
1,000,000	Odfjell S.E. 6.470%, 12/4/20133	168,010
		7,765,587

	PERU – 2.4%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,102,200

	POLAND – 3.2%
	Poland Government Bond
2,500,000	2.710%, 1/25/20173	809,392
3,000,000	2.710%, 1/25/20183	969,517
3,000,000	3.750%, 4/25/2018	986,852
		2,765,761

	RUSSIA – 2.0%
55,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	1,756,229

	SINGAPORE – 6.4%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	805,909
1,750,000	Genting Singapore PLC 5.125%, 3/29/20492, 3	1,335,391
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272, 3	812,859
3,250,000	StarHub Ltd. 3.080%, 9/12/2022	2,576,123
		5,530,282

	SWEDEN – 6.2%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,442,742
9,250,000	Kommuninvest I Sverige 4.000%, 8/12/2017	1,532,314

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
4,000,000	Svensk Exportkredit A.B. 3.900%, 9/16/2016	$649,931
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	490,548
8,000,000	West Air Europe A.B. 8.000%, 5/8/20182	1,283,931
		5,399,466

	SWITZERLAND – 2.8%
1,100,000	OC Oerlikon Corp. A.G. 4.250%, 7/13/2016	1,294,082
1,000,000	Valora Holding A.G. 4.000%, 4/29/20492, 3	1,120,234
		2,414,316

	UNITED KINGDOM – 1.8%
1,475,000	IGAS Energy PLC 10.000%, 3/22/20182	1,565,344

	UNITED STATES – 1.2%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/20192, 4	340,462
1,000,000	8.750%, 6/1/20192	680,349
		1,020,811

	TOTAL FIXED INCOME SECURITIES (Cost $84,497,949)	80,294,132

	SHORT-TERM INVESTMENTS – 5.3%
4,639,755	UMB Money Market Fiduciary, 0.010%5	4,639,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,639,755)	4,639,755

	TOTAL INVESTMENTS – 97.8% (Cost $89,137,704)	84,933,887
	Other Assets in Excess of Liabilities – 2.2%	1,944,441

	TOTAL NET ASSETS – 100.0%	$86,878,328

PLC – Public Limited Company

1	Convertible security.
2	Callable.
3	Variable, floating or step rate security.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	43.7%
Financial	12.8%
Communications	10.3%
Consumer, Cyclical	5.8%
Consumer, Non-cyclical	4.9%
Energy	4.2%
Industrial	4.1%
Basic Materials	3.2%
Diversified	1.8%
Utilities	1.7%
Total Fixed Income Securities	92.5%
Short-Term Investments	5.3%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 95.9%
	AUSTRALIA – 3.6%
71,150	Newcrest Mining Ltd.	$692,670
34,950	Santos Ltd.	501,126
		1,193,796

	CANADA – 29.7%
8,300	Agnico Eagle Mines Ltd.	245,099
33,660	Alamos Gold, Inc.	536,197
11,541	ARC Resources Ltd.	306,373
46,740	Barrick Gold Corp.	906,289
21,720	Canadian Oil Sands Ltd.	423,277
21,750	Crescent Point Energy Corp.	844,593
57,400	Endeavour Silver Corp.*	239,932
21,400	Ensign Energy Services, Inc.	365,731
41,100	Freehold Royalties Ltd.	935,363
30,990	Goldcorp, Inc.	788,076
18,000	IAMGOLD Corp.	91,800
83,100	Kinross Gold Corp.	421,317
119,600	Major Drilling Group International, Inc.	942,852
24,240	Pan American Silver Corp.	257,186
20,200	Peyto Exploration & Development Corp.	608,693
7,500	Potash Corp. of Saskatchewan, Inc.	233,250
49,600	Precision Drilling Corp.	524,684
31,600	Silver Wheaton Corp.	716,372
34,710	Yamana Gold, Inc.	344,670
		9,731,754

	CHINA – 4.9%
480,000	China BlueChemical Ltd. - Class H	308,320
60,000	China Shenhua Energy Co., Ltd. - H Shares	182,639
4,665	CNOOC Ltd. - ADR	943,776
170,000	Yanzhou Coal Mining Co., Ltd. - Class H	176,293
		1,611,028

	COLOMBIA – 1.3%
20,300	Pacific Rubiales Energy Corp.	419,940

	INDONESIA – 2.6%
3,000,000	Harum Energy Tbk P.T.	838,323

	NORWAY – 10.7%
14,500	Det Norske Oljeselskap ASA*	206,548
17,263	Fred Olsen Energy ASA	726,988
26,889	Leroey Seafood Group ASA	835,609
37,850	Statoil ASA	896,482

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
19,800	Yara International ASA	$854,782
		3,520,409

	SINGAPORE – 4.0%
200,000	First Resources Ltd.	313,959
2,049,000	Golden Agri-Resources Ltd.	989,696
		1,303,655

	SWITZERLAND – 24.1%
415	Syngenta A.G.	167,619
4,075	ZKB Gold - Class A - ETF*	5,272,439
11,458	ZKB Silver - ETF*	2,439,981
		7,880,039

	THAILAND – 2.2%
71,000	PTT PCL	723,117

	UNITED STATES – 12.8%
4,550	Alliance Resource Partners LP	345,391
338,235	American Eagle Energy Corp.*	747,499
39,500	Chesapeake Energy Corp.	1,104,420
700	Monsanto Co.	73,416
5,500	Mosaic Co.	252,175
37,175	Newmont Mining Corp.	1,013,390
12,400	Peabody Energy Corp.	241,552
11,300	Southwestern Energy Co.*	420,586
		4,198,429

	TOTAL COMMON STOCKS (Cost $37,304,984)	31,420,490

Principal Amount

	SHORT-TERM INVESTMENTS – 4.2%
$1,373,459	UMB Money Market Fiduciary, 0.010%1	1,373,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,459)	1,373,459

	TOTAL INVESTMENTS – 100.1% (Cost $38,678,443)	32,793,949
	Liabilities in Excess of Other Assets – (0.1)%	(23,823)

	TOTAL NET ASSETS – 100.0%	$32,770,126

ADR – American Depositary Receipt
ETF – Exchange Traded Fund

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

LP – Limited Partnership
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Teotal Net Assets
Common Stocks
Energy	38.1%
Basic Materials	27.7%
Consumer, Non-cyclical	6.5%
Total Common Stocks	72.3%
Investment Companies / ETFs	23.6%
Short-Term Investments	4.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 86.5%
	BASE METALS – 13.8%
34,500	Altius Minerals Corp. (Canada)*1	$358,003
1,250,000	Bitterroot Resources Ltd. (Canada)1, 2	28,771
800,000	Bitterroot Resources Ltd. (Canada)*1	26,853
185,000	Callinan Royalties Corp.	248,394
500,000	Cartier Resources, Inc. (Canada)*1	57,543
321,500	Evrim Resources Corp. (Canada)*1	85,563
13,000	Freeport-McMoRan Copper & Gold, Inc.	477,880
77,500	Ivanhoe Mines Ltd. (Canada)*1	193,992
782,000	Midland Exploration, Inc.*	629,980
58,910	Northern Dynasty Minerals Ltd.*	79,528
122,700	Reservoir Minerals, Inc. (Canada)*1	533,069
		2,719,576

	EXPLORATION & PRODUCTION – 0.7%
50,000	Sprott Resource Corp. (Canada)1	136,185

	INVESTMENT MANAGEMENT – 0.6%
200,000	Golden Prospect Precious Metals Ltd. (Guernsey)*1	127,048

	OTHER MINED MINERALS – 0.8%
30,000	Golden Queen Mining Co., Ltd. (Canada)*1	29,347
388,500	Riverside Resources, Inc. (Canada)*1	122,955
		152,302

	PRECIOUS METAL MINING – 70.6%
41,600	Agnico Eagle Mines Ltd.	1,228,448
3,000	Allied Nevada Gold Corp.*	12,240
499,818	Almaden Minerals Ltd.*	679,753
17,000	Barrick Gold Corp.	329,630
39,000	Detour Gold Corp. (Canada)*1	318,673
70,000	DRDGOLD Ltd. - ADR	345,100
25,000	Eldorado Gold Corp.	168,750
254,763	Eurasian Minerals, Inc.*	292,977
54,501	Fortuna Silver Mines, Inc.*	214,189
24,856	Franco-Nevada Corp. (Canada)1	1,116,283
440,000	Gold Canyon Resources, Inc. (Canada)1, 2	128,282
83,000	Gold Royalties Corp. (Canada)*1	35,223
33,000	Goldcorp, Inc.	839,190
60,000	Kinross Gold Corp.	304,200
175,000	Lara Exploration Ltd. (Canada)*1	134,267

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METAL MINING (Continued)
400,000	Metals Creek Resources Corp. (Canada)*1	$9,591
100,000	Midas Gold Corp.*	91,110
575,500	Miranda Gold Corp. (Canada)*1	80,030
256,700	Mirasol Resources Ltd. (Canada)*1	253,573
200,000	Mundoro Capital, Inc. (Canada)*1	46,034
167,000	New Gold, Inc.*	976,950
15,000	Newmont Mining Corp.	408,900
41,500	Pan American Silver Corp.	440,315
10,000	Randgold Resources Ltd. - ADR	739,000
200,000	Renaissance Gold, Inc.*	42,198
23,500	Royal Gold, Inc.	1,128,940
30,000	Rubicon Minerals Corp.*	41,700
300,000	Rye Patch Gold Corp. (Canada)*1	37,403
45,000	Sandstorm Gold Ltd.*	242,550
10,000	Silver Standard Resources, Inc.*	56,200
13,000	Silver Wheaton Corp.	294,710
200,000	Sunridge Gold Corp.*	33,567
127,300	Virginia Mines, Inc. (Canada)*1	1,301,446
1,190,000	Vista Gold Corp.*	511,700
104,800	Yamana Gold, Inc. (Canada)1	1,040,664
		13,923,786

	TOTAL COMMON STOCKS (Cost $18,213,300)	17,058,897

	EXCHANGE TRADED FUNDS – 4.5%
	PRECIOUS METAL MINING – 4.5%
6,000	Market Vectors Gold Miners ETF	150,660
8,000	Market Vectors Junior Gold Miners ETF	300,800
20,000	Sprott Physical Platinum & Palladium Trust - ETF*	182,400
200	ZKB Gold - Class A - ETF (Switzerland)*1	258,770
		892,630

	TOTAL EXCHANGE TRADED FUNDS (Cost $982,886)	892,630

	MUTUAL FUNDS – 5.2%
	PRECIOUS METAL MINING – 5.2%
3,000	Central Fund of Canada Ltd. - Class A (Canada)1	44,610
17,226	Central GoldTrust*	802,215
20,100	Sprott Physical Silver Trust*	176,277
		1,023,102

	TOTAL MUTUAL FUNDS (Cost $1,028,523)	1,023,102

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 1.3%
	CALL OPTIONS – 1.3%
	Agnico Eagle Mines Ltd.
60	Exercise Price: $33, Expiration Date: January 17, 2015*	$23,400
	Barrick Gold Corp.
120	Exercise Price: $25, Expiration Date: January 17, 2015*	20,520
	Goldcorp, Inc.
50	Exercise Price: $30, Expiration Date: January 16, 2016*	19,750
40	Exercise Price: $40, Expiration Date: January 17, 2015*	3,480
	New Gold, Inc.
100	Exercise Price: $10, Expiration Date: January 17, 2015*	3,500
	Newmont Mining Corp.
80	Exercise Price: $38, Expiration Date: January 17, 2015*	9,760
	Pan American Silver Corp.
200	Exercise Price: $11, Expiration Date: April 19, 2014*	19,000
200	Exercise Price: $12, Expiration Date: April 19, 2014*	12,000
200	Exercise Price: $13, Expiration Date: January 17, 2015*	25,000
50	Exercise Price: $17, Expiration Date: January 17, 2015*	2,750
100	Exercise Price: $12, Expiration Date: January 16, 2016*	24,500
150	Exercise Price: $15, Expiration Date: January 16, 2016*	25,500
	Royal Gold, Inc.
40	Exercise Price: $63, Expiration Date: January 17, 2015*	17,200
40	Exercise Price: $73, Expiration Date: January 17, 2015*	10,600
30	Exercise Price: $75, Expiration Date: January 16, 2016*	15,000
	Yamana Gold, Inc. (Canada)
70	Exercise Price: $12, Expiration Date: January 16, 2016*1	14,210
100	Exercise Price: $15, Expiration Date: January 16, 2016*1	13,600
		259,770

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $312,834)	259,770

Principal Amount

	SHORT-TERM INVESTMENTS – 3.9%
$759,961	UMB Money Market Fiduciary, 0.010%3	759,961

	TOTAL SHORT-TERM INVESTMENTS (Cost $759,961)	759,961

	WARRANTS – 0.1%
	BASE METALS – 0.0%
1,250,000	Bitterroot Resources Ltd. (Canada)1	—

	PRECIOUS METAL MINING – 0.1%
5,000	Franco-Nevada Corp. (Canada) Strike Price $75.00 (Canadian Dollars), Expiration Date 6/16/17*1	27,813

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METAL MINING (Continued)
440,000	Gold Canyon Resources, Inc.	$—

		27,813

	TOTAL WARRANTS (Cost $25,593)	27,813

	TOTAL INVESTMENTS – 101.5% (Cost $21,323,097)	20,022,173
	Liabilities in Excess of Other Assets – (1.5)%	(300,253)

	TOTAL NET ASSETS – 100.0%	$19,721,920

ADR – American Depositary Receipt
ETF – Exchange Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.80% of net assets.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Precious Metal Mining	70.6%
Base Metals	13.8%
Other Mined Minerals	0.8%
Exploration & Production	0.7%
Investment Management	0.6%
Total Common Stocks	86.5%
Mutual Funds	5.2%
Exchange Traded Funds	4.5%
Short-Term Investments	3.9%
Purchased Options Contracts	1.3%
Warrants	0.1%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 100.1%
	BASIC MATERIALS – 0.3%
2,700,000	China Forestry Holdings Co., Ltd.*1	$111,441

	COMMUNICATIONS – 1.6%
8,000	SINA Corp.*	668,480

	CONSUMER, CYCLICAL – 25.7%
500,000	Belle International Holdings Ltd.	705,011
1,000,000	Giordano International Ltd.	938,037
90,000	Gourmet Master Co., Ltd.	599,156
200,000	Great Wall Motor Co., Ltd. - Class H	1,175,542
1,000,000	Li Ning Co., Ltd.*	915,659
600,000	Minth Group Ltd.	1,255,101
750,000	Sa Sa International Holdings Ltd.	818,180
200,000	Sands China Ltd.	1,422,017
350,000	Shenzhou International Group Holdings Ltd.	1,206,798
800,000	Skyworth Digital Holdings Ltd.	388,082
1,000,000	Xinyi Glass Holdings Ltd.	990,391
		10,413,974

	CONSUMER, NON-CYCLICAL – 19.6%
500,000	China Medical System Holdings Ltd.	449,645
889,000	Goodbaby International Holdings Ltd.	439,076
100,000	Hengan International Group Co., Ltd.	1,224,455
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,086,170
80,000	Nan Liu Enterprise Co., Ltd.	324,036
300,000	Samsonite International S.A.	820,034
1,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	937,456
1,700,001	Sino Biopharmaceutical	1,201,512
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,462,500
		7,944,884

	DIVERSIFIED – 6.6%
104,000	Hutchison Whampoa Ltd.	1,295,909
12,000	Jardine Matheson Holdings Ltd.	653,862
86,000	Wharf Holdings Ltd.	723,712
		2,673,483

	ENERGY – 3.9%
800,000	Anton Oilfield Services Group	505,993
750,000	CIMC Enric Holdings Ltd.	1,056,152
		1,562,145

	FINANCIAL – 13.9%
325,000	AIA Group Ltd.	1,650,294
200,000	BOC Hong Kong Holdings Ltd.	653,164

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
220,000	Hang Lung Properties Ltd.	$724,488
163,650	Link REIT	823,263
32,000	Standard Chartered PLC	771,770
76,894	Sun Hung Kai Properties Ltd.	1,007,213
		5,630,192

	INDUSTRIAL – 14.3%
170,000	AAC Technologies Holdings, Inc.	751,324
140,000	Cheung Kong Infrastructure Holdings Ltd.	974,222
521,000	Haitian International Holdings Ltd.	1,255,292
40,000	Hermes Microvision, Inc.	1,308,484
600,000	Techtronic Industries Co.	1,506,872
		5,796,194

	TECHNOLOGY – 6.2%
730,000	Lenovo Group Ltd.	781,975
66,000	MediaTek, Inc.	902,348
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	847,679
		2,532,002

	UTILITIES – 8.0%
160,000	ENN Energy Holdings Ltd.	948,623
1,350,000	Guangdong Investment Ltd.	1,162,135
1,100,000	Huaneng Power International, Inc. - Class H	1,148,183
		3,258,941

	TOTAL COMMON STOCKS (Cost $30,126,565)	40,591,736

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$77,795	UMB Money Market Fiduciary, 0.010%2	77,795

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,795)	77,795

	TOTAL INVESTMENTS – 100.3% (Cost $30,204,360)	40,669,531
	Liabilities in Excess of Other Assets – (0.3)%	(137,078)

	TOTAL NET ASSETS – 100.0%	$40,532,453

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.27% of Net Assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Country	Percent of Total Net Assets
Common Stocks
Hong Kong	48.8%
China	37.6%
Taiwan	9.8%
United States	2.0%
United Kingdom	1.9%
Total Common Stocks	100.1%
Short-Term Investments	0.2%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 99.9%
	CAMBODIA – 2.7%
1,000,000	NagaCorp Ltd.	$923,436

	CHINA – 7.7%
550,000	China Pioneer Pharma Holdings Ltd.	293,787
400,000	Haitian International Holdings Ltd.	963,756
240,000	Shenzhou International Group Holdings Ltd.	827,519
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	585,000
		2,670,062

	HONG KONG – 7.1%
400,000	Giordano International Ltd.	375,215
500,000	Sa Sa International Holdings Ltd.	545,453
1,100,000	Sino Biopharmaceutical	777,449
300,000	Techtronic Industries Co.	753,436
		2,451,553

	INDIA – 5.5%
89,500	Emami Ltd.	723,230
60,000	Glenmark Pharmaceuticals Ltd.	548,675
56,329	Ipca Laboratories Ltd.	625,222
		1,897,127

	INDONESIA – 5.4%
2,500,000	Media Nusantara Citra Tbk P.T.	553,667
650,000	Tempo Scan Pacific Tbk P.T.	225,227
6,000,000	Tiga Pilar Sejahtera Food Tbk	702,036
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	392,908
		1,873,838

	MALAYSIA – 7.7%
250,000	KPJ Healthcare BHD	483,268
600,000	Media Prima BHD	501,889
870,000	Oldtown BHD	683,737
782,919	Sapurakencana Petroleum BHD*	992,666
		2,661,560

	PHILIPPINES – 14.9%
1,500,000	Alliance Global Group, Inc.	915,257
800,000	East West Banking Corp.*	472,948
50,000	GT Capital Holdings, Inc.	988,705
1,300,000	Puregold Price Club, Inc.	1,357,253
5,250,000	RFM Corp.	668,041
250,000	Travellers International Hotel Group, Inc.	65,929
240,000	Universal Robina Corp.	708,392
		5,176,525

	SINGAPORE – 4.1%
370,000	Parkway Life Real Estate Investment Trust - REIT	724,273

EuroPac Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
200,000	Super Group Ltd.	$676,236
		1,400,509

	SOUTH KOREA – 24.2%
25,000	Cheil Worldwide, Inc.*	615,969
16,000	CJ E&M Corp.*	553,201
2,000	CJ O Shopping Co., Ltd.	667,434
11,480	Hanssem Co., Ltd.	465,132
8,000	Hotel Shilla Co., Ltd.	516,787
30,000	Kginicis Co., Ltd.	613,145
16,000	Kolao Holdings	468,296
12,000	LS Industrial Systems Co., Ltd.	752,042
3,300	Medy-Tox, Inc.	543,821
80,000	Samkee Automotive Co., Ltd.	652,369
14,000	Suheung Capsule Co., Ltd.	499,241
30,000	Sung Kwang Bend Co., Ltd.	821,286
24,000	Vieworks Co., Ltd.	630,387
3,400	Yuhan Corp.	598,128
		8,397,238

	TAIWAN – 13.2%
50,000	ASPEED Technology, Inc.	243,414
90,000	GeoVision, Inc.	590,876
90,000	Gourmet Master Co., Ltd.	599,156
34,000	Hermes Microvision, Inc.	1,112,211
100,000	Makalot Industrial Co., Ltd.	603,669
90,000	PharmaEngine, Inc.*	809,077
160,000	Toung Loong Textile Manufacturing	610,092
		4,568,495

	THAILAND – 7.4%
3,800,000	Jasmine International PCL	1,030,682
1,000,000	MC Group PCL	449,398
100,000	Sino Thai Engineering & Construction PCL	74,466
800,000	Thaicom PCL	1,021,504
		2,576,050

	TOTAL COMMON STOCKS (Cost $27,077,079)	34,596,393

Principal Amount

	SHORT-TERM INVESTMENTS – 1.3%
$465,803	UMB Money Market Fiduciary, 0.010%1	465,803

	TOTAL SHORT-TERM INVESTMENTS (Cost $465,803)	465,803

EuroPac Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

TOTAL INVESTMENTS – 101.2% (Cost $27,542,882)	$35,062,196
Liabilities in Excess of Other Assets – (1.2)%	(413,787)

TOTAL NET ASSETS – 100.0%	$34,648,409

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	32.3%
Consumer, Cyclical	26.4%
Industrial	14.6%
Communications	14.1%
Financial	6.3%
Energy	2.9%
Diversified	2.6%
Technology	0.7%
Total Common Stocks	99.9%
Short-Term Investments	1.3%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Latin America Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 94.1%
	BELGIUM – 3.2%
6,000	Anheuser-Busch InBev N.V. - ADR	$622,380

	BRAZIL – 13.9%
80,000	Estacio Participacoes S.A.	617,802
44,000	Kroton Educacional S.A.	650,120
17,000	Linx S.A.	307,263
7,700	M Dias Branco S.A.	361,146
15,000	Mahle-Metal Leve S.A. Industria e Comercio	187,416
70,000	Marcopolo S.A.	180,609
15,000	Ultrapar Participacoes S.A. - ADR	399,450
		2,703,806

	CHILE – 7.9%
230,000	Coca-Cola Embonor S.A. - B Shares	581,454
50,000	Forus S.A.	274,280
43,000	SACI Falabella	427,927
93,430	Sonda S.A.	242,380
		1,526,041

	COLOMBIA – 6.4%
29,000	Almacenes Exito S.A.	485,798
38,000	Grupo Nutresa S.A.	542,183
10,500	Pacific Rubiales Energy Corp.	216,509
		1,244,490

	MEXICO – 58.5%
225,000	Alfa S.A.B. de C.V. - A Shares	617,024
140,000	Alpek S.A. de C.V.	303,772
240,000	Alsea S.A.B. de C.V.	746,453
85,000	Arca Continental S.A.B. de C.V.	504,568
105,000	Banregio Grupo Financiero S.A.B. de C.V.	581,764
220,000	Bolsa Mexicana de Valores S.A.B. de C.V.	524,400
130,000	Corp Inmobiliaria Vesta S.A.B. de C.V.	248,695
75,000	Corp Moctezuma S.A.B. de C.V.	233,324
310,000	Credito Real S.A.B. de C.V.*	499,904
51,000	El Puerto de Liverpool S.A.B. de C.V.	550,797
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	522,480
120,000	Gruma S.A.B. de C.V. - B Shares*	822,423
140,000	Grupo Bimbo S.A.B. de C.V.	470,304
95,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	606,378
135,000	Grupo Herdez S.A.B. de C.V.	469,545
180,000	Grupo Lala S.A.B. de C.V.*	399,807
250,000	Grupo Sanborns S.A. de C.V.	518,306
103,468	Industrias Bachoco S.A.B. de C.V.	355,195
160,000	Infraestructura Energetica Nova S.A.B. de C.V.	631,303
115,986	Kimberly-Clark de Mexico S.A.B. de C.V. - A Shares	352,653

EuroPac Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
48,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	$487,016
240,000	Qualitas Controladora S.A.B. de C.V.	566,370
180,000	TF Administradora Industrial S de R.L. de C.V.	351,521
		11,364,002

	PANAMA – 3.1%
4,000	Copa Holdings S.A. - A Shares	598,160

	PERU – 1.1%
170,000	Union Andina de Cementos S.A.A.	221,926

	TOTAL COMMON STOCKS (Cost $16,861,773)	18,280,805

Principal Amount

	SHORT-TERM INVESTMENTS – 6.7%
$1,309,787	UMB Money Market Fiduciary, 0.010%1	1,309,787

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,309,787)	1,309,787

	TOTAL INVESTMENTS – 100.8% (Cost $18,171,560)	19,590,592
	Liabilities in Excess of Other Assets – (0.8)%	(151,428)

	TOTAL NET ASSETS – 100.0%	$19,439,164

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Latin America Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.4%
Consumer, Cyclical	20.4%
Financial	17.4%
Industrial	4.9%
Basic Materials	3.6%
Utilities	3.3%
Diversified	3.2%
Technology	2.8%
Energy	1.1%
Total Common Stocks	94.1%
Short-Term Investments	6.7%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS – 90.7%
	BASIC MATERIALS – 10.4%
27,000	Allied Nevada Gold Corp.*	$110,160
14,000	Barrick Gold Corp.	271,460
3,000	EI du Pont de Nemours & Co.	183,600
6,350	Goldcorp, Inc.	161,481
63,500	IAMGOLD Corp.	323,850
55,000	Kinross Gold Corp.	278,850
675	Newcrest Mining Ltd.	6,571
9,300	Newmont Mining Corp.	253,518
8,700	Yamana Gold, Inc.	86,391
		1,675,881

	COMMUNICATIONS – 11.1%
13,500	AT&T, Inc.	488,700
11,898	CenturyLink, Inc.	402,866
3,476	F5 Networks, Inc.*	283,329
330	Google, Inc. - Class A*	340,092
14,327	Juniper Networks, Inc.*	267,055
		1,782,042

	CONSUMER, CYCLICAL – 6.7%
2,630	McDonald's Corp.	253,847
5,000	Wal-Mart Stores, Inc.	383,750
1,000	Wynn Resorts Ltd.	166,250
4,150	Yum! Brands, Inc.	280,623
		1,084,470

	CONSUMER, NON-CYCLICAL – 23.4%
5,100	Abbott Laboratories	186,405
5,100	AbbVie, Inc.	247,095
4,245	Archer-Daniels-Midland Co.	173,621
3,522	Baxter International, Inc.	231,994
8,270	Coca-Cola Co.	327,244
2,715	Johnson & Johnson	251,436
3,961	Kraft Foods Group, Inc.	215,399
3,600	Medtronic, Inc.	206,640
11,000	Merck & Co., Inc.	495,990
5,000	Molson Coors Brewing Co. - Class B	270,000
4,745	Mondelez International, Inc. - Class A	159,622
10,000	Pfizer, Inc.	306,800
3,150	Philip Morris International, Inc.	280,728
2,530	Procter & Gamble Co.	204,297
2,860	Stryker Corp.	211,240
		3,768,511

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY – 8.9%
169,117	American Eagle Energy Corp.*	$373,749
1,930	Chevron Corp.	231,523
4,360	Exxon Mobil Corp.	390,743
1,625	National Oilwell Varco, Inc.	131,917
1,500	Occidental Petroleum Corp.	144,120
1,650	Schlumberger Ltd.	154,638
		1,426,690

	INDUSTRIAL – 4.3%
1,400	Cummins, Inc.	177,828
3,790	Joy Global, Inc.	215,083
3,625	Raytheon Co.	298,591
		691,502

	TECHNOLOGY – 17.2%
10,015	Activision Blizzard, Inc.	166,650
1,310	Apple, Inc.	684,278
17,000	Broadcom Corp. - Class A	454,240
14,500	EMC Corp.	349,015
17,000	Microsoft Corp.	600,950
7,000	NetApp, Inc.	271,670
3,465	QUALCOMM, Inc.	240,714
		2,767,517

	UTILITIES – 8.7%
3,500	American Electric Power Co., Inc.	163,940
3,250	Duke Energy Corp.	233,122
6,000	Edison International	294,180
6,800	PG&E Corp.	284,580
10,000	Portland General Electric Co.	287,000
3,300	Southern Co.	135,003
		1,397,825

	TOTAL COMMON STOCKS (Cost $14,154,219)	14,594,438

Principal Amount

	SHORT-TERM INVESTMENTS – 11.4%
$1,835,699	UMB Money Market Fiduciary, 0.010%1	1,835,699

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,835,699)	1,835,699

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013

TOTAL INVESTMENTS – 102.1% (Cost $15,989,918)	$16,430,137
Liabilities in Excess of Other Assets – (2.1)%	(339,597)

TOTAL NET ASSETS – 100.0%	$16,090,540

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.4%
Technology	17.2%
Communications	11.1%
Basic Materials	10.4%
Energy	8.9%
Utilities	8.7%
Consumer, Cyclical	6.7%
Industrial	4.3%
Total Common Stocks	90.7%
Short-Term Investments	11.4%
Total Investments	102.1%
Liabilities in Excess of Other Assets	(2.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2013

	EuroPac International	EuroPac International	EuroPac Hard	EuroPac Gold
	Value Fund	Bond Fund	Asset Fund	Fund
Assets:
Investments, at cost	$80,707,905	$89,137,704	$38,678,443	$21,010,263
Purchased options, at cost	-	-	-	312,834
Foreign currency, at cost	-	794,566	-	58,237
Investments, at value	$83,670,135	$84,933,887	$32,793,949	$19,762,403
Purchased options, at value	-	-	-	259,770
Foreign currency, at value	-	792,423	-	57,612
Receivables:
Investment securities sold	-	-	-	-
Fund shares sold	42,350	72,312	38,533	97,945
Dividends and interest	325,290	1,257,979	32,083	4,091
Due from Advisor	-	-	-	-
Prepaid expenses	13,166	20,995	16,618	15,911
Prepaid offering costs	-	-	-	38,693
Total assets	84,050,941	87,077,596	32,881,183	20,236,425

Liabilities:
Payables:
Investment securities purchased	-	-	-	436,772
Fund shares redeemed	70,423	43,596	30,000	-
Advisory fees	77,865	42,827	7,474	-
Distribution fees - Class A (Note 8)	16,570	17,740	6,701	3,869
Shareholder Servicing fees (Note 7)	13,909	11,298	8,166	4,366
Transfer agent fees and expenses	22,158	17,799	12,345	8,548
Fund accounting fees	20,595	20,977	17,300	8,548
Administration fees	16,589	15,197	8,039	6,512
Auditing fees	16,086	16,085	16,083	16,000
Custody fees	9,864	8,663	2,676	5,688
Trustees' fees and expenses	761	383	413	679
Chief Compliance Officer fees	679	641	262	1,879
Offering costs - Advisor	-	-	-	16,915
Accrued other expenses	7,082	4,062	1,598	4,729
Total liabilities	272,581	199,268	111,057	514,505

Net Assets	$83,778,360	$86,878,328	$32,770,126	$19,721,920

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$83,108,018	$90,873,797	$39,221,816	$21,215,584
Accumulated net investment income (loss)	(72,663)	-	(181,845)	6,321
Accumulated net realized gain (loss) on investments,
written options and foreign currency transactions	(2,220,125)	203,053	(385,407)	(198,455)
Net unrealized appreciation/depreciation on:
Investments	2,962,230	(4,203,817)	(5,884,494)	(1,247,860)
Purchased options	-	-	-	(53,064)
Foreign currency translations	900	5,295	56	(606)
Net Assets	$83,778,360	$86,878,328	$32,770,126	$19,721,920

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$83,673,622	$86,667,300	$32,769,080	$19,721,920
Shares of beneficial interest issued and outstanding	8,158,218	8,765,836	4,089,885	2,065,330
Redemption price per share	$10.26	$9.89	$8.01	$9.55
Maximum sales charge (4.50% of offering price)*	0.48	0.46	0.38	0.45
Maximum public offering price	$10.74	$10.35	$8.39	$10.00

Class I Shares:
Net assets applicable to shares outstanding	$104,738	$211,028	$1,046	$-
Shares of beneficial interest issued and outstanding	10,206	21,295	130	-
Offering and Redemption price	$10.26	$9.91	$8.02	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2013

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund
Assets:
Investments, at cost	$30,204,360	$27,542,882	$18,171,560	$15,989,918
Purchased options, at cost	-	-	-	-
Foreign currency, at cost	-	-	-	-
Investments, at value	$40,669,531	$35,062,196	$19,590,592	$16,430,137
Purchased options, at value	-	-	-	-
Foreign currency, at value	-	-	-	-
Receivables:
Investment securities sold	-	-	273,957	-
Fund shares sold	9,802	17,021	11,702	7,839
Dividends and interest	1	6,163	636	13,574
Due from Advisor	-	-	6,563	6,609
Prepaid expenses	7,720	19,699	18,155	6,186
Prepaid offering costs	-	-	-	-
Total assets	40,687,054	35,105,079	19,901,605	16,464,345

Liabilities:
Payables:
Investment securities purchased	-	359,862	400,711	321,999
Fund shares redeemed	32,930	5,848	-	-
Advisory fees	19,800	7,270	-	-
Distribution fees - Class A (Note 8)	8,197	6,991	3,850	3,215
Shareholder Servicing fees (Note 7)	10,296	8,885	6,343	4,153
Transfer agent fees and expenses	18,277	13,066	10,032	7,887
Fund accounting fees	17,439	18,881	14,215	9,800
Administration fees	13,143	6,659	5,511	5,898
Auditing fees	16,081	16,043	15,533	15,959
Custody fees	11,575	9,780	5,367	2,939
Trustees' fees and expenses	842	601	227	240
Chief Compliance Officer fees	1,576	1,111	416	209
Offering costs - Advisor	-	-	-	-
Accrued other expenses	4,445	1,673	236	1,506
Total liabilities	154,601	456,670	462,441	373,805

Net Assets	$40,532,453	$34,648,409	$19,439,164	$16,090,540

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$40,433,446	$28,972,110	$19,402,015	$15,458,993
Accumulated net investment income (loss)	210,598	(239,114)	(58,810)	772
Accumulated net realized gain (loss) on investments,
written options and foreign currency transactions	(10,576,762)	(1,603,896)	(1,326,245)	190,556
Net unrealized appreciation/depreciation on:
Investments	10,465,171	7,519,314	1,419,032	440,219
Purchased options	-	-	-	-
Foreign currency translations	-	(5)	3,172	-
Net Assets	$40,532,453	$34,648,409	$19,439,164	$16,090,540

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$40,532,453	$34,465,385	$19,362,383	$16,090,540
Shares of beneficial interest issued and outstanding	3,285,797	2,801,709	1,786,141	1,504,114
Redemption price per share	$12.34	$12.30	$10.84	$10.70
Maximum sales charge (4.50% of offering price)*	0.58	0.58	0.51	0.50
Maximum public offering price	$12.92	$12.88	$11.35	$11.20

Class I Shares:
Net assets applicable to shares outstanding	$-	$183,024	$76,781	$-
Shares of beneficial interest issued and outstanding	-	14,859	7,080	-
Offering and Redemption price	$-	$12.32	$10.84	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2013

	EuroPac International	EuroPac International	EuroPac Hard	EuroPac Gold
	Value Fund	Bond Fund	Asset Fund	Fund1
Investment Income:
Dividends (net of foreign withholding taxes of $313,040, $0, $114,177 and $4,363, respectively)	$3,010,983	$-	$650,317	$36,823
Interest (net of foreign withholding taxes of $0, $98,098, $0 and $0, respectively)	747	3,518,121	185	51
Total investment income	3,011,730	3,518,121	650,502	36,874

Expenses:
Advisory fees	915,035	537,846	355,843	31,751
Distribution fees - Class A (Note 8)	201,978	224,024	78,524	9,922
Administration fees	84,309	89,870	41,821	10,354
Fund accounting fees	69,819	61,972	53,063	8,548
Transfer agent fees and expenses	63,245	51,660	37,703	8,548
Custody fees	40,793	35,787	18,486	5,698
Registration fees	22,798	28,678	28,214	6,485
Auditing fees	16,062	16,066	16,088	16,000
Shareholder Servicing fees (Note 7)	13,988	11,315	8,207	4,370
Legal fees	13,138	12,964	11,048	3,549
Shareholder reporting fees	10,273	13,915	9,386	2,137
Miscellaneous	7,779	8,476	5,901	2,923
Excise Tax expense	7,632	-	-	-
Trustees' fees and expenses	5,212	4,859	5,239	1,710
Chief Compliance Officer fees	3,425	3,054	2,022	3,434
Insurance fees	1,647	1,669	1,275	425
Offering costs	-	-	-	6,813

Total expenses	1,477,133	1,102,155	672,820	122,667
Advisory fee waived	(55,560)	(71,464)	(123,144)	(31,751)
Other expenses absorbed	-	-	-	(31,384)
Net expenses	1,421,573	1,030,691	549,676	59,532
Net investment income (loss)	1,590,157	2,487,430	100,826	(22,658)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency:
Net realized gain (loss) on:
Investments	2,926,518	(199,145)	(383,165)	(213,529)
Written options	-	-	-	15,074
Foreign currency transactions	(55,386)	22,107	(7,062)	2,436
Net realized gain (loss)	2,871,132	(177,038)	(390,227)	(196,019)
Net change in unrealized appreciation/depreciation on:
Investments	(2,934,558)	(3,836,368)	(5,455,060)	(1,247,860)
Purchased options	-	-	-	(53,064)
Foreign currency translations	3,149	(40,599)	112	(606)
Net change in unrealized appreciation/depreciation	(2,931,409)	(3,876,967)	(5,454,948)	(1,301,530)
Net realized and unrealized gain (loss) on investments, purchased options, written options and foreign currency	(60,277)	(4,054,005)	(5,845,175)	(1,497,549)

Net Increase (Decrease) in Net Assets from Operations	$1,529,880	$(1,566,575)	$(5,744,349)	$(1,520,207)

1	The EuroPac Gold Fund commenced operations on July 19, 2013.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2013

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $20,352, $55,398, $24,850 and $2,470, respectively)	$915,304	$614,222	$293,744	$279,257
Interest (net of foreign withholding taxes of $0, $0, $0 and $0, respectively)	29	35	73	139
Total investment income	915,333	614,257	293,817	279,396

Expenses:
Advisory fees	449,976	388,651	186,776	88,254
Distribution fees Class A (Note 8)	99,327	85,744	41,299	29,418
Administration fees	50,841	53,684	39,468	32,795
Fund accounting fees	62,378	61,854	43,336	27,853
Transfer agent fees and expenses	52,992	40,362	24,556	19,592
Custody fees	38,092	50,044	32,811	11,331
Registration fees	19,087	23,260	27,032	26,980
Auditing fees	16,226	15,941	18,002	18,427
Shareholder Servicing fees (Note 7)	10,312	8,896	6,343	4,153
Legal fees	10,260	11,865	7,801	5,497
Shareholder reporting fees	12,871	7,299	6,201	3,241
Miscellaneous	4,788	5,705	2,900	3,278
Excise Tax expense	-	-	-	-
Trustees' fees and expenses	6,830	6,580	6,209	3,911
Chief Compliance Officer fees	14,292	6,999	5,625	1,820
Insurance fees	1,780	1,313	905	999
Offering costs	-	-	-	6,521

Total expenses	850,052	768,197	449,264	284,070
Advisory fee waived	(154,764)	(167,862)	(160,072)	(88,254)
Other expenses absorbed	-	-	-	(48,724)
Net expenses	695,288	600,335	289,192	147,092
Net investment income (loss)	220,045	13,922	4,625	132,304

Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency:
Net realized gain (loss) on:
Investments	350,719	3,555,822	188,933	178,704
Written options	-	-	-	-
Foreign currency transactions	(8,110)	(264,108)	(40,694)	(1)
Net realized gain (loss)	342,609	3,291,714	148,239	178,703
Net change in unrealized appreciation/depreciation on:
Investments	6,867,155	1,465,108	265,713	415,755
Purchased options	-	-	-	-
Foreign currency translations	1	(745)	2,500	-
Net change in unrealized appreciation/depreciation	6,867,156	1,464,363	268,213	415,755
Net realized and unrealized gain (loss) on investments, purchased options, written options and foreign currency	7,209,765	4,756,077	416,452	594,458

Net Increase (Decrease) in Net Assets from Operations	$7,429,810	$4,769,999	$421,077	$726,762

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,590,157	$1,327,650
Net realized gain (loss) on investments and foreign currency transactions	2,871,132	(4,416,019)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(2,931,409)	7,116,730
Net increase in net assets resulting from operations	1,529,880	4,028,361

Distributions to Shareholders:
From net investment income:
Class A	(1,718,715)	(1,592,231)
Class I	(2)	-
Total distributions to shareholders	(1,718,717)	(1,592,231)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,813,740	14,878,783
Class I	101,347	-
Reinvestment of distributions:
Class A	1,246,851	1,175,533
Class I	2	-
Cost of shares redeemed:
Class A1	(20,556,247)	(18,578,007)
Net increase (decrease) in net assets from capital transactions	6,605,693	(2,523,691)

Total increase (decrease) in net assets	6,416,856	(87,561)

Net Assets:
Beginning of period	77,361,504	77,449,065
End of period	$83,778,360	$77,361,504

Accumulated net investment income (loss)	$(72,663)	$102,439

Capital Share Transactions:
Shares sold:
Class A	2,506,810	1,489,819
Class I	10,206	-
Shares reinvested:
Class A	125,738	125,660
Shares redeemed:
Class A	(2,009,660)	(1,888,503)
Net increase (decrease) in capital share transactions	633,094	(273,024)

1	Net of redemption fees of $417 and $238, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,487,430	$2,162,380
Net realized gain (loss) on investments and foreign currency transactions	(177,038)	124,015
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(3,876,967)	(802,014)
Net increase (decrease) in net assets resulting from operations	(1,566,575)	1,484,381

Distributions to Shareholders:
From net investment income:
Class A	(2,126,664)	(1,618,934)
Class I	(118)	-
From net realized gain:
Class A	(720,025)	-
Total distributions to shareholders	(2,846,807)	(1,618,934)

Capital Transactions:
Net proceeds from shares sold:
Class A	44,540,672	41,935,918
Class I	207,821	-
Reinvestment of distributions:
Class A	1,586,863	703,509
Class I	118	-
Cost of shares redeemed:
Class A1	(43,209,206)	(34,579,010)
Net increase in net assets from capital transactions	3,126,268	8,060,417

Total increase (decrease) in net assets	(1,287,114)	7,925,864

Net Assets:
Beginning of period	88,165,442	80,239,578
End of period	$86,878,328	$88,165,442

Accumulated net investment income	$-	$-

Capital Share Transactions:
Shares sold:
Class A	4,356,488	4,117,998
Class I	21,283	-
Shares reinvested:
Class A	156,825	69,298
Class I	12	-
Shares redeemed:
Class A	(4,247,541)	(3,423,958)
Net increase in capital share transactions	287,067	763,338

1	Net of redemption fees of $45,343 and $21,492, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Hard
	Asset Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$100,826	$30,303
Net realized gain (loss) on investments and foreign currency transactions	(390,227)	297,561
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(5,454,948)	249,110
Net increase (decrease) in net assets resulting from operations	(5,744,349)	576,974

Distributions to Shareholders:
From net investment income:
Class A	(100,278)	(206,613)
From net realized gain:
Class A	(277,789)	-
Total distributions to shareholders	(378,067)	(206,613)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,116,393	15,269,931
Class I	1,000	-
Reinvestment of distributions:
Class A	216,358	109,931
Cost of shares redeemed:
Class A1	(10,753,633)	(4,446,744)
Net increase in net assets from capital transactions	9,580,118	10,933,118

Total increase in net assets	3,457,702	11,303,479

Net Assets:
Beginning of period	29,312,424	18,008,945
End of period	$32,770,126	$29,312,424

Accumulated net investment loss	$(181,845)	$(198,607)

Capital Share Transactions:
Shares sold:
Class A	2,311,508	1,628,609
Class I	130	-
Shares reinvested:
Class A	23,289	12,506
Shares redeemed:
Class A	(1,261,004)	(488,719)
Net increase in capital share transactions	1,073,923	1,152,396

1	Net of redemption fees of $3,511 and $3,423, respectively.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

EuroPac Gold Fund

For the Period
July 19, 2013*
through
October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(22,658)
Net realized loss on investments, written options
and foreign currency transactions	(196,019)
Net change in unrealized appreciation/depreciation on investments,
purchased options and foreign currency translations	(1,301,530)
Net decrease in net assets resulting from operations	(1,520,207)

Capital Transactions:
Net proceeds from shares sold:
Class A	21,526,149
Cost of shares redeemed:
Class A	(284,022)
Net increase in net assets from capital transactions	21,242,127

Total increase in net assets	19,721,920

Net Assets:
Beginning of period	—
End of period	$19,721,920

Accumulated net investment loss	$6,321

Capital Share Transactions:
Net proceeds from shares sold:
Class A	2,093,475
Cost of shares redeemed:
Class A	(28,145)
Net increase in capital share transactions	2,065,330

*	Commencement of operations.
1	Net of redemption fees of $1,023.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$220,045	$365,241
Net realized gain (loss) on investments and foreign currency transactions	342,609	(5,422,635)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	6,867,156	6,890,784
Net increase from payments by affiliates (Note 3)	—	21,698
Net increase in net assets resulting from operations	7,429,810	1,855,088

Distributions to Shareholders:
From net investment income:
Class A	(352,949)	(47,132)
From net realized gain:
Class A	—	(2,908,659)
Total distributions to shareholders	(352,949)	(2,955,791)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,612,370	3,620,836
Reinvestment of distributions:
Class A	280,169	2,327,552
Cost of shares redeemed:
Class A1	(16,192,052)	(18,499,845)
Net decrease in net assets from capital transactions	(5,299,513)	(12,551,457)

Total increase (decrease) in net assets	1,777,348	(13,652,160)

Net Assets:
Beginning of period	38,755,105	52,407,265
End of period	$40,532,453	$38,755,105

Accumulated net investment income	$210,598	$352,929

Capital Share Transactions:
Net proceeds from shares sold:
Class A	934,543	360,713
Reinvestment of distributions:
Class A	26,332	253,270
Cost of shares redeemed:
Class A	(1,442,359)	(1,869,267)
Net decrease in capital share transactions	(481,484)	(1,255,284)

1	Net of redemption fees of $5,110 and $114, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small
	Companies Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$13,922	$113,976
Net realized gain (loss) on investments and foreign currency transactions	3,291,714	(1,237,748)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,464,363	7,734,848
Net increase from payments by affiliates (Note 3)	-	5,753
Net increase in net assets resulting from operations	4,769,999	6,616,829

Distributions to Shareholders:
From net investment income:
Class A	(413,034)	(115,322)
Total distributions to shareholders	(413,034)	(115,322)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,716,311	4,055,262
Class I	181,738	-
Reinvestment of distributions:
Class A	207,061	49,900
Cost of shares redeemed:
Class A1	(12,066,006)	(10,254,225)
Net increase (decrease) in net assets from capital transactions	3,039,104	(6,149,063)

Total increase in net assets	7,396,069	352,444

Net Assets:
Beginning of period	27,252,340	26,899,896
End of period	$34,648,409	$27,252,340

Accumulated net investment income (loss)	$(239,114)	$72,841

Capital Share Transactions:
Shares sold:
Class A	1,186,476	433,318
Class I	14,859	-
Shares reinvested:
Class A	18,570	6,308
Shares redeemed:
Class A	(956,442)	(1,109,408)
Net increase (decrease) in capital share transactions	263,463	(669,782)

1	Net of redemption fees of $1,221 and $101, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America
	Fund

		For the Period
	For the	November 1, 2011*
	Year Ended	through
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,625	$60,572
Net realized gain (loss) on investments and foreign currency transactions	148,239	(1,528,563)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	268,213	1,153,991
Net increase (decrease) in net assets resulting from operations	421,077	(314,000)

Distributions to Shareholders:
From net investment income:
Class A	(73,922)	—
Total distributions to shareholders	(73,922)	—

Capital Transactions:
Net proceeds from shares sold:
Class A	13,832,423	12,275,474
Class I	75,464	—
Reinvestment of distributions:
Class A	50,108	—
Cost of shares redeemed:
Class A1	(5,400,605)	(1,426,855)
Net increase in net assets from capital transactions	8,557,390	10,848,619

Total increase in net assets	8,904,545	10,534,619

Net Assets:
Beginning of period	10,534,619	—
End of period	$19,439,164	$10,534,619

Accumulated net investment income (loss)	$(58,810)	$51,252

Capital Share Transactions:
Shares sold:
Class A	1,241,171	1,189,081
Class I	7,080	—
Shares reinvested:
Class A	4,666	—
Shares redeemed:
Class A	(499,846)	(148,931)
Net increase in capital share transactions	753,071	1,040,150

*	Commencement of operations.
1	Net of redemption fees of $2,309 and $1,270, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Strategic US
	Equity Fund

		For the Period
	For the	March 1, 2012*
	Year Ended	through
	October 31, 2013	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$132,304	$15,025
Net realized gain on investments and foreign currency transactions	178,703	813
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	415,755	24,464
Net increase in net assets resulting from operations	726,762	40,302

Distributions to Shareholders:
From net investment income:
Class A	(119,327)	(16,391)
From net realized gain:
Class A	(614)	—
Total distributions to shareholders	(119,941)	(16,391)

Capital Transactions:
Net proceeds from shares sold:
Class A	11,489,138	6,169,082
Reinvestment of distributions:
Class A	70,143	7,407
Cost of shares redeemed:
Class A1	(2,095,264)	(180,698)
Net increase in net assets from capital transactions	9,464,017	5,995,791

Total increase in net assets	10,070,838	6,019,702

Net Assets:
Beginning of period	6,019,702	—
End of period	$16,090,540	$6,019,702

Accumulated net investment income	$772	$—

Capital Share Transactions:
Net proceeds from shares sold:
Class A	1,105,478	610,339
Reinvestment of distributions:
Class A	6,791	736
Cost of shares redeemed:
Class A	(201,179)	(18,051)
Net increase in capital share transactions	911,090	593,024

*	Commencement of operations.
1	Net of redemption fees of $141 and $0, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class A

							For the period
	For the		For the		For the		April 7, 2010*
	Year Ended		Year Ended		Year Ended		through
	October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$10.27		$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income1	0.10		0.17		0.21		0.07
Net realized and unrealized gain (loss) on investments	0.11		0.39		(0.50)		0.38
Total from investment operations	0.21		0.56		(0.29)		0.45

Less Distributions:
From net investment income	(0.22)		(0.21)		(0.17)		(0.07)
Total distributions	(0.22)		(0.21)		(0.17)		(0.07)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$10.26		$10.27		$9.92		$10.38

Total return3	2.14%		5.88%		(2.93)%		4.57%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,673		$77,362		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	6	1.90%		1.88%		2.30%	5
After fees waived and expenses absorbed	1.76%	6	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.90%	7	1.61%		1.87%		0.84%	5
After fees waived and expenses absorbed	1.97%	7	1.76%		1.99%		1.39%	5
Portfolio turnover rate	42%		38%		27%		13%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
Includes excise tax expense.  If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.

7
Includes excise tax expense.  If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class I

	For the period
	July 16, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$9.93
Income from Investment Operations:
Net investment income1	0.02
Net realized and unrealized loss on investments	0.33
Total from investment operations	0.35

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$10.26

Total return3	3.57%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.65%	5
After fees waived and expenses absorbed	0.73%	5
Portfolio turnover rate	42%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class A

					For the period
	For the		For the		November 15,
	Year Ended		Year Ended		2010* through
	October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$10.37		$10.37		$10.00
Income from Investment Operations:
Net investment income1	0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	(0.44)		(0.07)		0.38
Total from investment operations	(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.24)		(0.20)		(0.20)
From net realized gain	(0.08)		-		-
Total distributions	(0.32)		(0.20)		(0.20)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$9.89		$10.37		$10.37

Total return3	(1.53)%		2.02%		5.72%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,667		$88,165		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%		1.28%		1.36%	5
After fees waived and expenses absorbed	1.15%		1.15%		1.15%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.70%		2.54%		1.73%	5
After fees waived and expenses absorbed	2.77%		2.67%		1.94%	5
Portfolio turnover rate	49%		84%		8%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class I

	For the period
	July 16, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$9.73
Income from Investment Operations:
Net investment income1	0.10
Net realized and unrealized gain (loss) on investments	0.12
Total from investment operations	0.22

Less Distributions:
From net investment income	(0.04)
From net realized gain	-
Total distributions	(0.04)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.91

Total return3	2.28%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%	5
After fees waived and expenses absorbed	0.90%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.32%	5
After fees waived and expenses absorbed	3.48%	5
Portfolio turnover rate	49%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund - Class A

					For the period
	For the		For the		June 30, 2011*
	Year Ended		Year Ended		through
	October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$9.72		$9.66		$10.00
Income from Investment Operations:
Net investment gain (loss)1	0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(1.62)		0.15		(0.33)
Total from investment operations	(1.59)		0.16		(0.34)

Less Distributions:
From net investment income	(0.03)		(0.10)		-
From net realized gain	(0.09)		-		-
Total distributions	(0.12)		(0.10)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$8.01		$9.72		$9.66

Total return3	(16.55)%		1.80%		(3.40)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,769		$29,312		$18,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%		2.38%		3.47%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.07)%		(0.49)%		(2.14)%	5
After fees waived and expenses absorbed	0.32%		0.14%		(0.41)%	5
Portfolio turnover rate	8%		9%		2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund - Class I

	For the period
	July 16, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$7.67
Income from Investment Operations:
Net investment gain1	-	2
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.35

Net asset value, end of period	$8.02

Total return3	4.56%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.10%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.57)%	5
After fees waived and expenses absorbed	0.03%	5
Portfolio turnover rate	8%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund
	Class A

	For the Period
	July 19, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.45)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.55

Total return3	(4.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(2.15)%	5
After fees waived and expenses absorbed	0.57%	5
Portfolio turnover rate	12%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China
	Fund - Class A

					For the period				For the period
	For the		For the		July 1, 2011		For the		July 31, 2009*
	Year Ended		Year Ended		through		Year Ended		through
	October 31, 2013		October 31, 2012		October 31, 2011**		June 30, 2011		June 30, 2010
Net asset value, beginning of period	$10.29		$10.43		$13.57		$11.34		$10.00
Income from Investment Operations:
Net investment income1	0.06		0.08		0.01		0.10		0.02
Net realized and unrealized gain (loss) on investments	2.09		0.41	6	(3.15)		2.36		1.38
Total from investment operations	2.15		0.49		(3.14)		2.46		1.40

Less Distributions:
From net investment income	(0.10)		(0.01)		-		(0.22)		-
From net realized gain	-		(0.62)		-		(0.01)		(0.06)
Total distributions	(0.10)		(0.63)		-		(0.23)		(0.06)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$12.34		$10.29		$10.43		$13.57		$11.34

Total return3	21.01%		5.45%		(23.14)%	4	21.55%		13.93%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,532		$38,755		$52,407		$86,352		$58,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%		2.18%		2.00%	5	1.91%		2.18%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.74%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.16%		0.39%		(0.01)%	5	0.56%		0.20%	5
After fees waived and expenses absorbed	0.55%		0.82%		0.25%	5	0.72%		0.63%	5
Portfolio turnover rate	47%		90%		48%	4	77%		80%	4

*	Commencement of operations.
**	Fiscal year changed to October 31, effective July 1, 2011.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small
	Companies Fund - Class A

					For the Period
	For the		For the		December 1,
	Year Ended		Year Ended		2010* through
	October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income1	0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	1.78		2.32	6	(1.73)
Total from investment operations	1.79		2.36		(1.65)

Less Distributions:
From net investment income	(0.16)		(0.04)		-
Total distributions	(0.16)		(0.04)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$12.30		$10.67		$8.35

Total return3	16.92%		28.40%		(16.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.24%		2.54%		2.34%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.45)%		(0.36)%		0.33%	5
After fees waived and expenses absorbed	0.04%		0.43%		0.92%	5
Portfolio turnover rate	101%		84%		102%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small Companies Fund - Class I

	For the Period
	July 16, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$12.62
Income from Investment Operations:
Net investment income1	-
Net realized and unrealized gain on investments	(0.30)
Total from investment operations	(0.30)

Redemption fee proceeds	-	2

Net asset value, end of period	$12.32

Total return3	(2.38)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.12%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.70)%	5
After fees waived and expenses absorbed	(0.08)%	5
Portfolio turnover rate	101%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EP Latin America
	Fund - Class A

			For the Period
	For the		November 1,
	Year Ended		2011* through
	October 31, 2013		October 31, 2012
Net asset value, beginning of period	$10.13		$10.00
Income from Investment Operations:
Net investment income1	-		0.08
Net realized and unrealized gain on investments	0.77		0.05
Total from investment operations	0.77		0.13

Less Distributions:
From net investment income	(0.06)		-
Total distributions	(0.06)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$10.84		$10.13

Total return3	7.65%		1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,362		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.72%		3.83%
After fees waived and expenses absorbed	1.75%		1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.94)%		(1.25)%
After fees waived and expenses absorbed	0.03%		0.83%
Portfolio turnover rate	74%		104%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America
	Fund - Class I

	For the Period
	July 16, 2013*
	through
	October 31, 2013
Net asset value, beginning of period	$10.59
Income from Investment Operations:
Net investment loss1	(0.01)
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.25

Redemption fee proceeds	-	2

Net asset value, end of period	$10.84

Total return3	2.36%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.75%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.65)%	5
After fees waived and expenses absorbed	(0.40)%	5
Portfolio turnover rate	74%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Strategic US
	Equity Fund - Class A

			For the Period
	For the		March 1, 2012*
	Year Ended		through
	October 31, 2013		October 31, 2012
Net asset value, beginning of period	$10.15		$10.00
Income from Investment Operations:
Net investment income1	0.12		0.06
Net realized and unrealized gain on investments	0.54		0.15
Total from investment operations	0.66		0.21

Less Distributions:
From net investment income	(0.11)		(0.06)
From net realized gain	-	2	-
Total distributions	(0.11)		(0.06)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$10.70		$10.15

Total return3	6.53%		2.13%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,091		$6,020

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.41%		6.23%	5
After fees waived and expenses absorbed	1.25%		1.25%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.04)%		(4.12)%	5
After fees waived and expenses absorbed	1.12%		0.86%	5
Portfolio turnover rate	29%		20%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2013

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Class A Shares. The International Value Fund, International Bond Fund, Hard Asset Fund, Asia Small Companies Fund and Latin America Fund, are authorized to issue two classes of shares: Class A Shares and Class I Shares. The Institutional Class shares commenced operations on July 16, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds will be amortized on a straight line basis over a period of twelve months from commencement of operations.  The Strategic US Equity Fund was amortized for incurred offering costs of approximately $17,877. The Gold Fund is amortizing incurred offering costs of approximately $45,506.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, Hard Asset Fund, Gold Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, respectively, will make distributions of net investment income quarterly and capital gains, if any, at least annually.  The International Bond Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

(f) Options
The Funds’ may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility.  In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the year ended October 31, 2013 in the EuroPac Gold Fund were as follows:

	Number of Contracts	Premiums Received
Outstanding at July 19, 2013	-	$-
Options written	490	42,505
Options closed	(30)	(2,554)
Options expired	(100)	(14,376)
Options exercised	(360)	(25,575)
Outstanding at October 31, 2013	-	$-

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund until March 1, 2015. The table below contains the expense cap by Fund and by Class.

	Prior to August 1, 2013 Investment Advisory Fees	Effective August 1, 2013 Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.15%	1.08%	1.75%	1.50%
International Bond Fund	0.60%	0.60%	1.15%	0.90%
Hard Asset Fund	1.15%	1.08%	1.75%	1.50%
Gold Fund	0.80%	0.80%	1.50%	-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

China Fund	1.15%	1.08%	1.75%	-
Asia Small Companies Fund	1.15%	1.08%	1.75%	1.50%
Latin America Fund	1.15%	1.08%	1.75%	1.50%
Strategic US Equity Fund	0.75%	0.75%	1.25%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.08% (the annual rate of 1.08% was effective beginning on August 1, 2013; prior to August 1, 2013 the annual rate was 1.15%) of the Fund’s average daily net assets, respectively. Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund, respectively, are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% (the annual rate of 1.08% was effective beginning on August 1, 2013; prior to August 1, 2013 the annual rate was 1.15%) of average daily net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

For the year ended October 31, 2013, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$55,560	$-	$55,560
International Bond Fund	71,464	-	71,464
Hard Asset Fund	123,144	-	123,144
Gold Fund	31,751	31,384	63,135
China Fund	154,764	-	154,764
Asia Small Companies Fund	167,862	-	167,862
Latin America Fund	160,072	-	160,072
Strategic US Equity Fund	88,254	48,724	136,978
	$852,871	$80,108	$932,979

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the amounts no later than the dates stated below:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

	International	International	Hard Asset	Gold
	Value Fund	Bond Fund	Fund	Fund
October 31, 2014	$95,974	$95,046	$77,697	$-
October 31, 2015	117,848	109,368	132,344	-
October 31, 2016	55,560	71,464	123,144	63,135
Total	$269,382	$275,878	$333,185	$63,135

		Asia Small	Latin America	Strategic US
	China Fund‡	Companies Fund	Fund	Equity Fund
June 30, 2014	$120,421	$-	$-	$-
October 31, 2014	59,642	142,239	-	-
October 31, 2015	190,733	208,947	152,559	87,136
October 31, 2016	154,764	167,862	160,072	136,798
Total	$525,560	$519,048	$312,631	$223,934

‡	The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011.

On January 1, 2013, IMST Distributors, LLC (“IMST Distributors”) succeeded Grand Distribution Services, LLC (“GDS”) as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2013, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund		China Fund

Cost of investments	$81,179,954	$89,137,704	$38,797,125		$21,496,081	$30,221,218

Gross unrealized appreciation	$10,388,764	$338,130	$1,792,282		$397,950	$12,142,213
Gross unrealized depreciation	(7,898,583)	(4,541,947)	(7,795,458)		(1,871,858)	(1,693,900)

Net unrealized appreciation (depreciation) on investments	$2,490,181	$(4,203,817)	$(6,003,176)	$	(1,473,908)	$10,448,313

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Cost of investments	$27,694,836	$18,171,560	$15,987,594

Gross unrealized appreciation	$7,808,542	$2,081,574	$1,464,122
Gross unrealized depreciation	(441,182)	(662,542)	(1,021,579)

Net unrealized appreciation (depreciation) on investments	$7,367,360	$1,419,032	$442,543

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2013 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	China Fund

Undistributed ordinary income	$351,405	$82,728	$-	$146,342	$210,598
Undistributed long-term gains	-	120,325	-	-	-
Tax accumulated earnings	351,405	203,053	-	146,342	210,598

Accumulated capital and other losses	$(2,172,144)	$-	$(448,570)	$(165,492)	$(10,559,904)
Net unrealized appreciation (depreciation) on investments	2,490,181	(4,203,817)	(6,003,176)	(1,473,908)	10,448,313
Net unrealized appreciation (depreciation) on foreign currency translations	900	5,295	56	(606)	-
Total accumulated earnings (deficit)	$670,342	$(3,995,469)	$(6,451,690)	$(1,493,664)	$99,007

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Undistributed ordinary income	$-	$3,118	$142,252
Undistributed long-term gains	-	-	46,752
Tax accumulated earnings	-	3,118	189,004

Accumulated capital and other losses	$(1,691,056)	$(1,388,173)	$-
Unrealized appreciation (depreciation) on investments	7,367,360	1,419,032	442,543
Unrealized appreciation (depreciation) on foreign currency translations	(5)	3,172	-
Total accumulated earnings (deficit)	$5,676,299	$37,149	$631,547

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012 were as follows:

	International Value Fund		International Bond Fund		Hard Asset Fund
	2013	2012	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$1,718,717	$1,592,231	$2,795,383	$1,618,934	$334,648	$206,613
Net long-term capital gains	-	-	51,424	-	43,419	-
Total distributions paid	$1,718,717	$1,592,231	$2,846,807	$1,618,934	$378,067	$206,613

	Gold Fund	China Fund		Asia Small Companies Fund
	2013	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$-	$352,949	$1,059,363	$413,034	$115,322
Net long-term capital gains	-	-	1,896,428	-	-
Total distributions paid	$-	$352,949	$2,955,791	$413,034	$115,322

	Latin America Fund		Strategic US Equity Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$73,922	$-	$119,941	$16,391
Net long-term capital gains	-	-	-	-
Total distributions paid	$73,922	$-	$119,941	$16,391

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

At October 31, 2013, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:		Not Subject to Expiration
Fund	2018	2019	Short Term	Long Term	Total
International Value Fund	$1,647	$-	$708,711	$1,461,786	$2,172,144

Hard Asset Fund		-	-	385,407	385,407

Gold Fund	-	-	165,492	-	165,492

China Fund	-	5,462,398	3,802,777	1,294,729	10,559,904

Asia Small Companies Fund	-	1,603,896	-	-	1,603,896

Latin American Fund	-	-	1,326,245	-	1,326,245

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended October 31, 2013, the International Value Fund, China Fund, Asia Small Companies Fund and Latin America Fund utilized $2,609,893, $541,500, $3,224,245, and $188,933, respectively, of their capital loss carryovers.

As of October 31, 2013, International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund had qualified late-year losses of $0, $0, $63,163, $0, $0, $87,160, $61,928 and $0, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2013, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

Funds	Capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss)

International Value Fund	$(6,447)	$(46,542)	$52,989
International Bond Fund	512	(360,648)	360,136
Hard Asset Fund	(21,034)	16,214	4,820
Gold Fund	(26,543)	28,979	(2,436)
China Fund	(20,381)	(9,427)	29,808
Asia Small Companies Fund	(25,441)	87,157	(61,716)
Latin America Fund	71	(40,765)	40,694
Strategic US Equity Fund	346	(12,205)	11,859

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2013, redemption fees were as follows:

International Value Fund	$417
International Bond Fund	45,343
Hard Asset Fund	3,511
Gold Fund (July 19, 2013 – October 31, 2013)	1,023
China Fund	5,110

Asia Small Companies Fund	1,221
Latin America Fund	2,309
Strategic US Equity Fund	141

Note 6 – Investment Transactions
For the year ended October 31, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$36,000,392	$30,643,505
International Bond Fund	47,226,087	39,588,422
Hard Asset Fund	12,433,359	2,386,017
Gold Fund (July 17, 2013 – October 31, 2013)	21,751,119	1,262,793
China Fund	18,485,804	23,871,527
Asia Small Companies Fund	36,574,228	34,045,182
Latin America Fund	19,304,876	11,539,066
Strategic US Equity Fund	11,907,997	3,005,031

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds’, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) with respect to its Class A Shares. Under the plan, each Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A Shares and/or administration service fees in connection with the provision of ongoing services to the shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distributions and/or administrative services is 0.25% of the average daily net assets of such shares. Class I Shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$12,863,333	$—	$—	$12,863,333
Communications	12,198,454	—	—	12,198,454
Consumer, Cyclical	6,197,403	—	—	6,197,403
Consumer, Non-cyclical	15,604,591	—	—	15,604,591
Energy	13,087,824	—	—	13,087,824
Financial	6,609,633	—	—	6,609,633
Industrial	2,346,220	—	—	2,346,220
Technology	1,237,333	—	—	1,237,333
Utilities	5,581,829	1,042,161	—	6,623,990
Short-Term Investments	6,901,354	—	—	6,901,354
Total Investments	$82,627,974	$1,042,161	$—	$83,670,135

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$—	$2,775,833	$—	$2,775,833
Communications	—	8,916,362	—	8,916,362
Consumer, Cyclical	—	5,083,923	—	5,083,923
Consumer, Non-cyclical	—	4,260,703	—	4,260,703
Diversified	—	1,522,579	—	1,522,579
Energy	—	3,615,987	—	3,615,987
Financial	—	11,119,044	—	11,119,044
Government	—	37,974,939	—	37,974,939
Industrial	—	3,589,015	—	3,589,015
Utilities	—	1,435,747	—	1,435,747
Short-Term Investments	4,639,755	—	—	4,639,755
Total Investments	$4,639,755	$80,294,132	$—	$84,933,887

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$9,085,412	$—	$—	$9,085,412
Consumer, Non-cyclical	2,139,264	—	—	2,139,264
Energy	12,483,394	—	—	12,483,394
Exchange-Traded Fund	7,712,420	—	—	7,712,420
Short-Term Investments	1,373,459	—	—	1,373,459
Total Investments	$32,793,949	$—	$—	$32,793,949

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Base Metals	$2,690,805	$—	$28,771	$2,719,576
Exploration & Production	136,185	—	—	136,185
Investment Management	127,048	—	—	127,048
Other Mined Minerals	152,302	—	—	152,302
Precision Metal Mining	13,795,504	—	128,282	13,923,786
Exchange Traded Funds	892,630	—	—	892,630
Mutual Funds	1,023,102	—	—	1,023,102
Purchased Option Contracts	101,240	158,530	—	259,770
Short-Term Investments	759,961	—	—	759,961
Warrants	27,813	—	—	27,813
Total Investments	$19,706,590	$158,530	$157,053	$20,022,173

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$111,441	$111,441
Communications	668,480	—	—	668,480
Consumer, Cyclical	—	10,413,974	—	10,413,974
Consumer, Non-cyclical	1,786,536	6,158,348	—	7,944,884
Diversified	—	2,673,483	—	2,673,483
Energy	—	1,562,145	—	1,562,145
Financial	—	5,630,192	—	5,630,192
Industrial	1,255,292	4,540,902	—	5,796,194
Technology	—	2,532,002	—	2,532,002
Utilities	—	3,258,941	—	3,258,941
Short-Term Investments	77,795	—	—	77,795
Total Investments	$3,788,103	$36,769,987	$111,441	$40,669,531

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$—	$4,890,056	$—	$4,890,056
Consumer, Cyclical	652,369	8,474,768	—	9,127,137
Consumer, Non-cyclical	1,068,268	10,105,594	—	11,173,862
Diversified	—	915,257	—	915,257
Energy	—	992,667	—	992,667
Financial	—	2,185,926	—	2,185,926
Industrial	963,756	4,104,318	—	5,068,074
Technology	—	243,414	—	243,414
Short-Term Investments	465,803	—	—	465,803
Total Investments	$3,150,196	$31,912,000	$—	$35,062,196

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks

Basic Materials	$703,222	$—	$—	$703,222
Consumer, Cyclical	3,969,746	—	—	3,969,746
Consumer, Non-cyclical	7,272,061	—	—	7,272,061
Diversified	617,024	—	—	617,024
Energy	216,509	—	—	216,509
Financial	3,379,032	—	—	3,379,032
Industrial	942,265	—	—	942,265
Technology	549,643	—	—	549,643
Utilities	631,303	—	—	631,303
Short-Term Investments	1,309,787	—	—	1,309,787
Total Investments	$19,590,592	$—	$—	$19,590,592

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$14,594,438	$—	$—	$14,594,438
Short-Term Investments	1,835,699	—	—	1,835,699
Total Investments	$16,430,137	$—	$—	$16,430,137

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

The following is a reconciliation of Level 3 assets for the Gold Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 7/19/13 (Commencement of operations)	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(37,270)	-
Net purchase (sales)	194,323	-
Transfers in and/or out of Level 3	-	-
Balance as of 10/31/13	$157,053	$-

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/12	$209,031	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(97,590)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 10/31/13	$111,441	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2013:

	Fair Value October 31, 2013	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Gold Fund - Common Stocks	$ 157,053	Fair Value Pricing	discount for lack of marketability	decrease
China Fund - Common Stocks	$ 111,441	Fair Value Pricing	discount for lack of marketability	decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2013 by risk category are as follows:

Derivatives not designated as hedging instruments
Equity Contracts
Assets:
Purchased options, at fair value	$259,770

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2013 are as follows:

Derivatives not designated as hedging instruments
Equity Contracts
Realized Gain on Derivatives:
Written options	$15,074
Net Change in Unrealized Appreciation/Depreciation on Derivatives:
Purchased options	$(53,064)

Note 12 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EuroPac Gold Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, and EP Strategic US Equity Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Funds as of October 31, 2013, and the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2013

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction
For the fiscal year ended October 31, 2013, 0%, 0%, 7.51%, 0%, 0%, 9.16%, 0% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, China Fund, Asia Small Companies Fund, Latin America Fund, and Strategic U.S. Equity Fund, respectively.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, China Fund, Asia Small Companies Fund, Latin America, and Strategic U.S. Equity Fund, designates income dividends of 100%, 0%, 100%, 0%, 91.4%, 55.31%, 100%, and 100%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2013.

Foreign Taxes Paid
Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, International Value Fund and China Fund, designates $1,620,267 and $228,232, respectively, of income derived from foreign sources and $169,122 and $17,614, respectively, of foreign taxes paid for the period ended October 31, 2013.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2013, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign	Foreign
	Source Income	Taxes Paid
International Value Fund	$0.1983	$0.0207
China Fund	$0.0694	$0.0054

Long-term Capital Gain
The EuroPac International Bond Fund and EuroPac Hard Asset Fund designates $51,424 and $43,419, respectively, as a long-term capital gain distribution.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	71	None

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	71	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Interim CEO, Unified Fund Services (now Huntington), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA.	71	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organization (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	71	Investment Managers Series Trust II, a registered investment company
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	71	Investment Managers Series Trust II, a registered investment company
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Maureen Quill a (born 1963) Vice President	Since December 2013	Executive Vice President, UMB Fund Services, Inc. (1996 – present).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At in-person meetings held on June 19-20, 2013, and July 12, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between the Investment Advisor and Global Strategic Management d/b/a Adrian Day Asset Management (“Adrian Day”) with respect to the EuroPac Gold Fund (the “Gold Fund”) series of the Trust for initial two-year terms.  In addition, at in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board, including the Independent Trustees, reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to the EP Asia Small Companies Fund (the “Asia Fund”), EP China Fund (the “China Fund”), EP Latin America Fund (the “Latin America Fund”), EP Strategic US Equity Fund (the “Strategic US Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac International Bond Fund (the “International Bond Fund”) and EuroPac International Value Fund (the “International Value Fund”) series of the Trust (each a “Fund”), and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and New Sheridan Advisors, Inc. (“New Sheridan”) with respect to the Asia Fund, China Fund and Latin America Fund (each a “Sub-Advised Fund”) for additional one-year terms.  In approving the New Advisory Agreement and the New Sub-Advisory Agreement and renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that such approval and renewal is in the best interests of each applicable Fund and its shareholders.

EuroPac Gold Fund

Background
In advance of the June and July meetings, the Board received information about the proposed Gold Fund, the New Advisory Agreement and the New Sub-Advisory Agreement from the Investment Advisor, Adrian Day and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc. (“UMB”), the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information regarding the organization and financial condition of the Investment Advisor and Adrian Day; information regarding the background and experience of relevant personnel providing services to the Fund; performance information for accounts managed by Adrian Day using the same strategies it would use in managing the Fund for various periods ended December 31, 2012; reports regarding the proposed investment advisory fees and total expenses of the Gold Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Commodities Precious Metals fund category (the “Expense Universe”); and information about Adrian Day’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Trustees noted that they had reviewed information at their August 2012 meeting about various matters regarding the Investment Advisor, including information about the Investment Advisor’s organization and financial condition, its investment philosophy and process, and personnel providing services to the various series of the Trust managed by the Investment Advisor, who would be the same personnel providing services to the Gold Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Advisory Agreement and the New Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Agreements, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor or Adrian Day were present.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

In approving the New Advisory Agreement and the New Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. The Trustees noted their familiarity with the Investment Advisor, as it also serves as the investment advisor to seven other series of the Trust and that they had previously reviewed and approved the compliance policies and procedures of the Investment Advisor. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services
In reviewing the proposed New Advisory Agreement, the Board considered, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor with respect to the Gold Fund, as well as the Trustees’ familiarity with the Investment Advisor and its personnel who would be providing services to the Fund. The Board noted that the services that would be provided by the Investment Advisor to the Fund would be similar to the services provided by the Investment Advisor to seven other series of the Trust, certain of which were also managed by a sub-advisor, and that, as the Fund’s investment advisor, the Investment Advisor would be responsible for, among other things, the selection, oversight, termination and replacement of sub-advisors, as appropriate; monitoring the sub-advisors’ investment of the Fund’s assets; and evaluating the Fund’s performance against appropriate benchmarks and peers.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Gold Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
With respect to the advisory fees expected to be paid by the Gold Fund, the Board noted the meeting materials indicated that that the advisory fee proposed to be paid by the Fund (gross of fee waivers by the Investment Advisor) was higher than the median advisory fees of the funds in its Expense Peer Group and in the Expense Universe (by five basis points in each case).  The Board noted, however, that the Investment Advisor anticipated waiving its entire advisory fee with respect to the Fund and subsidizing a portion of the Fund’s operating expenses in the first year of the Fund’s operations.  The Board also considered that the estimated total annual expenses for the Fund (net of fee waivers) were higher than the median expenses of the funds in its Expense Peer Group (by 16 basis points) and in the Expense Universe (by 17 basis points).  The Board noted, however, that the Fund’s estimated asset size in its first year of operations was a small fraction (approximately 3%) of the average asset size of funds in the Expense Peer Group and the Expense Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement was fair and reasonable in light of the services the Investment Advisor was expected to provide to the Gold Fund.

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Gold Fund, noting that the Investment Advisor did not anticipate realization of any profits from the Fund during the first year of the Fund’s operations.  The Board also considered that the potential benefits to be received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to Investment Advisor, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that during the Fund’s startup period, its asset levels would likely be too low to achieve

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement is in the best interests of the Gold Fund and its shareholders and, accordingly, approved the New Advisory Agreement.

Global Strategic Management d/b/a Adrian Day Asset Management

Nature, Extent and Quality of Services
The Board considered the overall quality of services to be provided by Adrian Day to the Gold Fund.  The Board considered the composite performance information for accounts managed by Adrian Day using the same strategies it would use to manage the Fund for the one-, three-, and five-year periods ended December 31, 2012, noting that the cumulative performance of the composite for each period was significantly higher than the returns of the Bloomberg precious metals funds index for those periods. The Board also considered Adrian Day’s proposed specific responsibilities in all aspects of management of the Fund, including day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations and the Sub-Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that Adrian Day would have the capabilities, resources and personnel necessary to manage the Fund and that Adrian Day would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Economies of Scale
The Board reviewed information regarding the advisory fee proposed to be charged by the Sub-Advisor with respect to the Gold Fund, and noted that the fee was lower than Adrian Day’s standard fee schedule for institutional clients and that in some cases Adrian Day charges a performance-based fee in addition to its asset-based fee.

The Board also considered that the potential benefits to be received by Adrian Day as a result of its relationship with the Fund would include not only the sub-advisory fees paid to Adrian Day, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of the Fund, including increased access to research, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow. The Board and the Independent Trustees concluded that the compensation proposed to be paid to Adrian Day under the New Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Adrian Day was expected to provide to the Fund.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Sub-Advisory Agreement was in the best interests of the Gold Fund and its shareholders and, accordingly, approved the New Sub-Advisory Agreement.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund

Background
In advance of the August and September meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, New Sheridan, MFAC and UMB, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and New Sheridan; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of each Fund with the returns of its benchmark index and the returns of a select group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund category (each a “Performance Universe”) for periods ended June 30, 2013; reports regarding the investment advisory fees and total expenses of each Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund category (each an “Expense Universe”); and information about the Investment Advisor’s and New Sheridan’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or New Sheridan were present.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services
With respect to the performance results of each Fund, the Trustees noted that the meeting materials indicated as follows:

•     The total returns of the Asia Fund were above the returns of the MSCI All Country (AC) Asia ex Japan Index and the highest of the funds in the Pacific/Asia ex-Japan Stock Performance Universe and the Performance Peer Group for the one-year period.

•     The total returns of the China Fund were above the returns of the Performance Peer Group median, the China Performance Universe median and the MSCI China Index for the one-year period.  For the three-year period, the Fund’s annualized returns were higher than the MSCI China Index returns but lower than the Performance Peer Group median by 207 basis points and lower than the Performance Universe median by 182 basis points.  The Board noted that the Performance Universe is a small one, and that the Fund had good risk/return measures.

•     The total returns of the Latin America Fund were above the returns of the MSCI Emerging Market Latin America Index and the highest of the funds in the Latin America Performance Universe and the Performance Peer Group for the one-year period.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•     The total returns of the Strategic US Fund were below the returns of the S&P 500 Index by 1,494 basis points, and the lowest of the funds in the Large Relative Value Performance Universe (and below its median by 1,680 basis points) and the Performance Peer Group (and below its median by 1,674 basis points) for the one-year period.  In considering this information, the Board noted that the Fund had a limited performance record and that its results were both negative and below the category average for only one of the quarters since its recent inception in 2012.

•     The total returns of the Hard Asset Fund were below the returns of the S&P Global Natural Resources Index by 904 basis points, below the median of the Performance Peer Group by 1,538 basis points, and below the median of the Materials Performance Universe by 1,793 basis points for the one-year period.  In considering this information, the Board noted that the funds in the relevant category have varying exposure to commodities and that the Fund’s performance was particularly affected by its significant gold-related holdings.  The Board also noted that the Fund had a limited performance record and that its results were both negative and below the category average for only one of the quarters since its inception in 2011.

•     The total returns of the International Bond Fund for the one-year period were above the Peer Group median returns and the Citigroup World Government Bond Non-USD Index, but below the median returns of the Foreign Bond Performance Universe by 36 basis points.

•     The annualized total returns of the International Value Fund for the one- and three-year periods were below the median returns of the Foreign Large Core Performance Universe (by 1,402 basis points and 363 basis points, respectively), below the returns of the MSCI World ex USA Value Index (by 1,314 basis points and 191 basis points, respectively) and below the median returns of the Performance Peer Group (by 1,280 basis points and 325 basis points, respectively). The Board observed that the Fund’s relative underperformance was largely attributable to its performance in the fourth quarter of 2012 and the second quarter of 2013.  The Board also considered that the Fund has a relatively large allocation to mining investments, which hurt the Fund’s performance.  The Board determined to closely monitor the performance of the Fund over the next year and to consider at that time what action, if any, would be appropriate with respect to the Fund.

The Board also considered the overall quality of services provided by Investment Advisor to each Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of each Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of each Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Funds, the Board noted the meeting materials indicated as follows:

•     The investment advisory fees (gross of fee waivers) paid by the Asia Fund were above the Expense Peer Group and Pacific/Asia ex-Japan Stock Expense Universe medians by eight basis points, and the total expenses (net of fee waivers) paid by the EP Asia Fund were above the Expense Peer Group and Expense Universe medians by three basis points.  The Board noted that the Investment Advisor had waived a significant portion of its investment advisory fees with respect to the Fund for the year ended June 30, 2013.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•     The investment advisory fees (gross of fee waivers) and the total expenses (net of fee waivers) paid by the China Fund were below the Expense Peer Group and China Region Expense Universe medians.

•     The investment advisory fees (gross of fee waivers) and the total expenses (net of fee waivers) paid by the Latin America Fund were above the Expense Peer Group (by eight basis points and five basis points, respectively), and Latin America Stock Expense Universe medians (by 5.5 basis points and two basis points, respectively).  The Board noted that the Investment Advisor had waived over half of its investment advisory fees with respect to the Fund for the year ended June 30, 2013, and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•     The investment advisory fees (gross of fee waivers) paid by the Strategic US Fund were the same as the Expense Peer Group median but above the Large Blend Expense Universe median by 3.5 basis points.  The Board noted, however, that in addition to waiving its entire investment advisory fee with respect to the Fund for the year ended June 30, 2013, the Investment Advisor had subsidized certain Fund operating expenses.  The total expenses (net of fee waivers) paid by the Fund were below the Expense Peer Group median and above the Expense Universe median by four basis points.  The Board noted, however, that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•     The investment advisory fees (gross of fee waivers) paid by the Hard Asset Fund were above the Expense Peer Group and Natural Resources Expense Universe medians by 28 basis points and 22 basis points, respectively. The Board noted, however, that the Investment Advisor had waived a significant portion of its investment advisory fees with respect to the Fund for the year ended June 30, 2013.   The total expenses (net of fee waivers) paid by the Fund were above the Expense Peer Group and Expense Universe medians by 28 basis points and 31 basis points, respectively.  The Board noted, however, that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•     The investment advisory fees (gross of fee waivers) paid by the International Bond Fund were the same as the Peer Group and World Bond Expense Universe medians, and the total expenses (net of fee waivers) were six basis points higher than the Expense Peer Group median and 12 basis points higher than the Expense Universe median.  The Board noted, however, that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Universe.

•     The investment advisory fees (gross of fee waivers) paid by the International Value Fund were 23 basis points higher than the Expense Peer Group and Foreign Large Blend Expense Universe medians.  However, the Board noted that the Investment Advisor had waived a portion of its investment advisory fees with respect to the Fund for the year ended June 30, 2013. The total expenses (net of fee waivers) paid by the Fund were 25 basis points higher than the Expense Peer Group and 31 basis points higher than the Expense Universe median.  The Board noted, however, that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Universe.

The Board considered that the advisory fees paid by each Fund to the Investment Advisor are higher than the fees paid to the Investment Advisor by two of its affiliates for which the Investment Advisor provides sub-advisory services, but that the Investment Advisor expects those sub-advisory to increase in the near future. The Board also considered that the Investment Advisor oversees the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit the Funds’ expenses. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board noted that in the year ended June 30, 2013, the Investment Advisor had waived a significant portion of its advisory fee with respect to the each Fund, noting that the Investment Advisor was not realizing any profits with respect to the Latin America Fund and Strategic US Fund.  The Board determined the level of profitability to the Investment Advisor with respect to each Fund to be reasonable.  The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, including its receipt of advisory fees, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research made available to it by broker-dealers that provide execution services to the Funds, and the intangible benefits of any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints, the asset level of each Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as each Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

New Sheridan Advisors, Inc.

Nature, Extent and Quality of Services
The Board’s observations with respect to the Sub-Advised Funds’ performance are described above.  The Board also considered the overall quality of services provided by New Sheridan to each Sub-Advised Fund.  In doing so, the Board considered New Sheridan’s specific responsibilities in all aspects of management of the Sub-Advised Fund, including the Sub-Advised Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Sub-Advised Fund.  The Board also considered the overall quality of New Sheridan’s organization and operations and New Sheridan’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that New Sheridan had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Sub-Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by New Sheridan to each Sub-Advised Fund were satisfactory.

Advisory Fee and Economies of Scale
The Board reviewed information regarding the advisory fees charged by New Sheridan with respect to each Sub-Advised Fund, and noted that they could not compare those fees to those of any other accounts managed by New Sheridan because New Sheridan currently does not provide advisory services to any clients other than the Sub-Advised Funds. The Board also considered the benefits received by New Sheridan as a result of its relationship with each Sub-Advised Fund, including sub-advisory fees paid to New Sheridan, the intangible benefits of its association with the Sub-Advised Funds generally and the intangible benefits of any favorable publicity arising in connection with the Sub-Advised Funds’ performance. The Board and the Independent Trustees concluded that the

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund ,
EP Strategic US Equity Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund,
EuroPac International Value Fund and EuroPac Gold Fund
SUPPLEMENTAL INFORMATION (Unaudited)

compensation payable to New Sheridan under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services New Sheridan provides to each Sub-Advised Fund.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Sub- Advisory Agreement was in the best interests of each Sub-Advised Fund and its shareholders and, accordingly, approved renewal of the Sub-Advisory Agreement.

Euro Pacific Funds
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/13 to 10/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPacInternational Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$938.10	$8.84
Actual Performance**	7/16/13*	10/31/13	7/16/13* – 10/31/13
Class I	$1,000.00	$1,035.70	$4.52
Hypothetical (5% annual return before taxes)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.29	$8.99
Class I	$1,000.00	$1,017.65	$7.63

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.76% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six

Euro Pacific Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended October 31, 2013 (Unaudited)

months period) for Class A shares and by 108/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.76% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$958.10	$5.67
Actual Performance**	7/16/13*	10/31/13	7/16/13* – 10/31/13
Class I	$1,000.00	$1,022.80	$2.69
Hypothetical (5% annual return before taxes)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$1,019.41	$5.85
Class I	$1,000.00	$1,020.68	$4.57

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period) for Class A shares and by 108/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

EuroPac Hard Asset Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$961.60	$8.65
Actual Performance**	7/16/13*	10/31/13	7/16/13* – 10/31/13
Class I	$1,000.00	$1,045.60	$4.54
Hypothetical (5% annual return before taxes)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.39	$8.89
Class I	$1,000.00	$1,017.64	$7.63

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period) for Class A shares and by 108/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended October 31, 2013 (Unaudited)

EuroPac Gold Fund- Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	7/19/13*	10/31/13	7/19/13* – 10/31/13
Actual Performance**	$1,000.00	$955.00	$4.20
	5/1/13	10/31/13	5/1/13 – 10/31/13
Hypothetical (5% annual return before expenses)^	$1,000.00	$1,017.67	$7.60

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account values over the period and by 105/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assume all dividends and distributions were reinvested.

EP China Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/13	10/31/13	5/1/13 – 10/31/13
Actual Performance	$1,000.00	$1,054.70	$9.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.39	$8.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$888.10	$8.33
Actual Performance**	7/16/13*	10/31/13	7/16/13* – 10/31/13
Class I	$1,000.00	$976.20	$4.38
Hypothetical (5% annual return before taxes)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.39	$8.89
Class I	$1,000.00	$1,017.65	$7.63

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period) for Class A shares and by 108/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended October 31, 2013 (Unaudited)

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$919.40	$8.46
Actual Performance**	7/16/13*	10/31/13	7/16/13* – 10/31/13
Class I	$1,000.00	$1,023.60	$4.49
Hypothetical (5% annual return before taxes)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.39	$8.89
Class I	$1,000.00	$1,017.63	$7.64

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period) for Class A shares and by 108/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

EP Strategic US Equity Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/13	10/31/13	5/1/13 – 10/31/13
Actual Performance	$1,000.00	$1,018.10	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.37

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds
a series of the Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
1201 Dove Street, Suite 370
Newport Beach, California 92660

Sub-Advisor
New Sheridan Advisors, Inc.
18201 Von Karman, Suite 480
Irvine, California 92612

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac Hard Asset Fund – Class A	EPHAX	461 418 436
EuroPac Hard Asset Fund – Class I	EPHIX	461 41P 644
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EP China Fund – Class A	EPHCX	461 418 857
EP Asia Small Companies Fund – Class A	EPASX	461 418 550
EP Asia Small Companies Fund – Class I	EPEIX	461 41P 636
EP Latin America Fund – Class A	EPLAX	461 418 352
EP Latin America Fund – Class I	EPWIX	461 41P 628
EP Strategic US Equity Fund – Class A	EPUSX	461 418 279

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EuroPac Gold Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund and EP Strategic US Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 558-5851, on the Funds’ website at www.europacificfunds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2013	FYE 10/31/2012
Audit Fees	$108,000	$62,500
Audit-Related Fees	N/A	N/A
Tax Fees	$20,000	$12,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2013	FYE 10/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2013	FYE 10/31/2012
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	1/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	1/9/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2014